UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Real Estate Index Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Prologis (REIT), Inc.	7.3
American Tower Corp.	7.2
Crown Castle International Corp.	5.0
Equinix, Inc.	4.1
Public Storage	3.6
Simon Property Group, Inc.	3.1
Digital Realty Trust, Inc.	2.7
Realty Income Corp.	2.4
Welltower, Inc.	2.3
SBA Communications Corp. Class A	2.3
40.0

Top Five REIT Sectors as of January 31, 2022

% of fund's net assets
REITs - Diversified	23.2
REITs - Apartments	12.1
REITs - Management/Investment	10.6
REITs - Warehouse/Industrial	10.1
REITs - Storage	7.8

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks and Equity Futures	100.0%

 * Foreign investments - 0.2%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 94.4%
REITs - Apartments - 12.1%
American Campus Communities, Inc.	268,428	$14,028,047
American Homes 4 Rent Class A	569,097	22,268,766
Apartment Investment & Management Co. Class A (a)	288,539	2,028,429
AvalonBay Communities, Inc.	269,678	65,863,458
Camden Property Trust (SBI)	194,661	31,163,279
Centerspace	26,302	2,508,685
Equity Residential (SBI)	684,030	60,693,982
Essex Property Trust, Inc.	126,069	41,917,943
Independence Realty Trust, Inc.	213,238	4,902,342
Invitation Homes, Inc.	1,141,217	47,908,290
Mid-America Apartment Communities, Inc.	225,597	46,626,328
UDR, Inc.	573,400	32,592,056
		372,501,605
REITs - Diversified - 23.2%
Alexander & Baldwin, Inc.	141,043	3,236,937
American Finance Trust, Inc.	221,139	1,826,608
Apartment Income (REIT) Corp.	308,946	16,318,528
Apple Hospitality (REIT), Inc.	420,628	6,784,730
Armada Hoffler Properties, Inc.	124,001	1,739,734
Broadstone Net Lease, Inc. (b)	306,274	7,077,992
CorePoint Lodging, Inc. (a)	71,533	1,123,783
Cousins Properties, Inc.	289,938	11,180,009
Crown Castle International Corp.	841,920	153,658,819
Digital Realty Trust, Inc.	551,043	82,232,147
Digitalbridge Group, Inc. (a)	979,750	7,152,175
Duke Realty Corp.	735,328	42,487,252
EPR Properties	147,255	6,474,802
Equinix, Inc.	175,040	126,886,496
Gaming & Leisure Properties	438,599	19,815,903
Gladstone Commercial Corp.	63,997	1,484,090
Gladstone Land Corp.	57,459	1,751,350
Global Net Lease, Inc.	174,407	2,500,996
Lamar Advertising Co. Class A	170,244	18,856,225
NexPoint Residential Trust, Inc.	42,001	3,330,679
One Liberty Properties, Inc.	42,318	1,290,699
Outfront Media, Inc.	295,092	7,330,085
Potlatch Corp.	137,543	7,398,438
Preferred Apartment Communities, Inc. Class A	93,328	1,556,711
PS Business Parks, Inc.	39,522	6,598,593
Safehold, Inc.	39,042	2,416,700
SBA Communications Corp. Class A	213,434	69,459,961
Store Capital Corp.	497,095	15,762,882
Uniti Group, Inc.	474,652	5,724,303
VICI Properties, Inc. (b)	1,219,874	34,912,794
Vornado Realty Trust	317,960	13,039,540
Washington REIT (SBI) (b)	145,802	3,589,645
WP Carey, Inc.	357,004	27,703,510
		712,703,116
REITs - Health Care - 7.3%
CareTrust (REIT), Inc.	197,874	4,196,908
Community Healthcare Trust, Inc.	55,300	2,507,302
Diversified Healthcare Trust (SBI)	487,054	1,485,515
Global Medical REIT, Inc.	139,283	2,355,276
Healthcare Realty Trust, Inc.	277,970	8,622,629
Healthcare Trust of America, Inc.	420,505	13,687,438
Healthpeak Properties, Inc.	1,041,894	36,851,791
LTC Properties, Inc.	68,007	2,453,012
Medical Properties Trust, Inc.	1,173,357	26,705,605
Physicians Realty Trust	417,423	7,622,144
Sabra Health Care REIT, Inc.	426,862	5,809,592
Universal Health Realty Income Trust (SBI)	25,604	1,492,713
Ventas, Inc.	763,655	40,488,988
Welltower, Inc.	821,961	71,206,481
		225,485,394
REITs - Health Care Facilities - 0.6%
National Health Investors, Inc.	84,425	4,882,298
Omega Healthcare Investors, Inc.	472,939	14,888,120
		19,770,418
REITs - Hotels - 2.7%
Chatham Lodging Trust (a)	97,295	1,291,105
DiamondRock Hospitality Co. (a)	423,296	3,957,818
Host Hotels & Resorts, Inc. (a)	1,401,311	24,298,733
MGM Growth Properties LLC	315,047	12,249,027
Park Hotels & Resorts, Inc. (a)	469,813	8,550,597
Pebblebrook Hotel Trust	261,707	5,665,957
RLJ Lodging Trust	332,014	4,598,394
Ryman Hospitality Properties, Inc. (a)	104,424	9,231,082
Service Properties Trust	341,679	2,921,355
Summit Hotel Properties, Inc. (a)	220,588	2,077,939
Sunstone Hotel Investors, Inc. (a)	430,448	4,868,367
Xenia Hotels & Resorts, Inc. (a)	224,946	3,900,564
		83,610,938
REITs - Industrial Buildings - 0.4%
Stag Industrial, Inc.	321,086	13,720,005
REITs - Management/Investment - 10.6%
American Assets Trust, Inc.	99,290	3,571,461
American Tower Corp.	886,627	222,986,691
Empire State Realty Trust, Inc.	263,740	2,352,561
iStar Financial, Inc. (b)	142,652	3,062,738
LXP Industrial Trust (REIT) (b)	522,264	7,776,511
National Retail Properties, Inc.	342,942	15,219,766
Rayonier, Inc.	280,885	10,263,538
UMH Properties, Inc.	102,944	2,429,478
Weyerhaeuser Co.	1,470,305	59,444,431
		327,107,175
REITs - Manufactured Homes - 2.3%
Equity Lifestyle Properties, Inc.	338,279	26,483,863
Sun Communities, Inc.	228,452	43,168,290
		69,652,153
REITs - Office Buildings - 0.8%
CyrusOne, Inc.	242,706	21,807,134
Office Properties Income Trust	83,891	2,137,543
		23,944,677
REITs - Office Property - 5.7%
Alexandria Real Estate Equities, Inc.	283,134	55,165,829
Boston Properties, Inc.	290,681	32,579,526
Brandywine Realty Trust (SBI) (b)	331,296	4,260,467
City Office REIT, Inc.	89,916	1,603,202
Corporate Office Properties Trust (SBI)	211,921	5,353,124
Douglas Emmett, Inc.	342,008	10,677,490
Easterly Government Properties, Inc.	174,537	3,660,041
Equity Commonwealth (a)	194,729	5,070,743
Franklin Street Properties Corp.	208,926	1,159,539
Highwoods Properties, Inc. (SBI)	205,701	8,869,827
Hudson Pacific Properties, Inc.	291,721	6,893,367
JBG SMITH Properties	215,493	5,904,508
Kilroy Realty Corp.	207,142	13,257,088
Orion Office (REIT), Inc. (a)(b)	109,802	1,827,105
Paramount Group, Inc.	308,627	2,681,969
Piedmont Office Realty Trust, Inc. Class A	231,112	4,104,549
SL Green Realty Corp.	131,518	9,537,685
Veris Residential, Inc. (a)	132,861	2,192,207
		174,798,266
REITs - Regional Malls - 3.4%
Simon Property Group, Inc.	642,659	94,599,405
Tanger Factory Outlet Centers, Inc.	209,024	3,555,498
The Macerich Co.	420,270	6,951,266
		105,106,169
REITs - Shopping Centers - 6.2%
Acadia Realty Trust (SBI)	168,565	3,335,901
Alexanders, Inc.	3,701	974,362
Brixmor Property Group, Inc.	592,483	15,025,369
Federal Realty Investment Trust (SBI)	138,082	17,604,074
Kimco Realty Corp.	1,146,991	27,826,002
Kite Realty Group Trust (b)	443,826	9,267,087
Realty Income Corp.	1,080,867	75,022,978
Regency Centers Corp.	299,499	21,489,053
Retail Opportunity Investments Corp.	236,091	4,374,766
RPT Realty	177,941	2,245,615
Saul Centers, Inc.	33,391	1,648,848
Seritage Growth Properties (a)(b)	86,534	896,492
SITE Centers Corp.	342,475	5,072,055
Urban Edge Properties	238,689	4,353,687
Urstadt Biddle Properties, Inc. Class A	60,178	1,184,905
		190,321,194
REITs - Single Tenant - 1.2%
Agree Realty Corp.	137,774	9,007,664
Essential Properties Realty Trust, Inc.	263,300	6,990,615
Four Corners Property Trust, Inc.	152,298	4,122,707
Getty Realty Corp.	67,352	1,998,334
NETSTREIT Corp.	97,587	2,205,466
Spirit Realty Capital, Inc.	239,152	11,350,154
		35,674,940
REITs - Storage - 7.8%
CubeSmart	395,771	20,081,421
Extra Space Storage, Inc.	260,345	51,597,776
Iron Mountain, Inc.	563,837	25,891,395
Life Storage, Inc.	152,967	20,642,897
National Storage Affiliates Trust	170,980	10,525,529
Public Storage	305,870	109,663,571
		238,402,589
REITs - Warehouse/Industrial - 10.1%
Americold Realty Trust	513,313	14,603,755
EastGroup Properties, Inc.	80,901	16,172,919
First Industrial Realty Trust, Inc.	249,433	15,160,538
Industrial Logistics Properties Trust	126,667	2,904,474
Monmouth Real Estate Investment Corp. Class A	161,951	3,399,351
Plymouth Industrial REIT, Inc.	58,816	1,690,960
Prologis (REIT), Inc.	1,440,186	225,849,968
Rexford Industrial Realty, Inc.	279,077	20,420,064
Terreno Realty Corp.	142,414	10,648,295
		310,850,324

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,903,648,963

Real Estate Management & Development - 5.3%
Diversified Real Estate Activities - 0.1%
The RMR Group, Inc.	27,742	888,021
The St. Joe Co.	68,045	3,300,863
		4,188,884
Real Estate Development - 0.3%
Forestar Group, Inc. (a)(b)	53,554	1,068,402
Howard Hughes Corp. (a)	78,406	7,551,282
		8,619,684
Real Estate Operating Companies - 0.2%
FRP Holdings, Inc. (a)	7,089	400,387
Kennedy-Wilson Holdings, Inc. (b)	213,424	4,793,503
		5,193,890
Real Estate Services - 4.7%
CBRE Group, Inc.	653,390	66,214,543
Cushman & Wakefield PLC (a)	264,842	5,559,034
Douglas Elliman, Inc. (a)(b)	121,586	943,507
eXp World Holdings, Inc. (b)	144,494	3,921,567
Jones Lang LaSalle, Inc. (a)	98,508	24,704,821
Marcus & Millichap, Inc. (a)	45,270	2,119,089
Newmark Group, Inc.	340,761	5,217,051
Opendoor Technologies, Inc. (a)	254,522	2,527,403
RE/MAX Holdings, Inc.	35,927	1,069,188
Realogy Holdings Corp. (a)	230,831	3,808,712
Redfin Corp. (a)(b)	199,456	5,897,914
Zillow Group, Inc.:
Class A (a)	104,270	5,198,902
Class C (a)(b)	346,649	17,498,842
		144,680,573

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		162,683,031

TOTAL COMMON STOCKS
(Cost $2,368,846,140)		3,066,331,994

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.08% (c)	2,075,031	2,075,446
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	56,534,332	56,539,986
TOTAL MONEY MARKET FUNDS
(Cost $58,615,432)		58,615,432
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $2,427,461,572)		3,124,947,426
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(50,429,600)
NET ASSETS - 100%		$3,074,517,826

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	126	March 2022	$5,229,000	$(186,745)	$(186,745)
CME E-mini S&P MidCap 400 Index Contracts (United States)	15	March 2022	3,944,550	29,972	29,972
TOTAL FUTURES CONTRACTS					$(156,773)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$11,341,337	$228,366,552	$237,632,443	$3,295	$--	$--	$2,075,446	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	32,717,636	208,082,667	184,260,317	33,329	--	--	56,539,986	0.2%
Total	$44,058,973	$436,449,219	$421,892,760	$36,624	$--	$--	$58,615,432

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,066,331,994	$3,066,331,994	$--	$--
Money Market Funds	58,615,432	58,615,432	--	--
Total Investments in Securities:	$3,124,947,426	$3,124,947,426	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$29,972	$29,972	$--	$--
Total Assets	$29,972	$29,972	$--	$--
Liabilities
Futures Contracts	$(186,745)	$(186,745)	$--	$--
Total Liabilities	$(186,745)	$(186,745)	$--	$--
Total Derivative Instruments:	$(156,773)	$(156,773)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$29,972	$(186,745)
Total Equity Risk	29,972	(186,745)
Total Value of Derivatives	$29,972	$(186,745)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $57,218,915) — See accompanying schedule: Unaffiliated issuers (cost $2,368,846,140)	$3,066,331,994
Fidelity Central Funds (cost $58,615,432)	58,615,432
Total Investment in Securities (cost $2,427,461,572)		$3,124,947,426
Segregated cash with brokers for derivative instruments		364,800
Cash		4
Receivable for investments sold		4,640,463
Receivable for fund shares sold		4,547,194
Dividends receivable		976,026
Distributions receivable from Fidelity Central Funds		7,736
Receivable for daily variation margin on futures contracts		97,072
Other receivables		80
Total assets		3,135,580,801
Liabilities
Payable for fund shares redeemed	$4,349,615
Accrued management fee	183,410
Collateral on securities loaned	56,529,950
Total liabilities		61,062,975
Net Assets		$3,074,517,826
Net Assets consist of:
Paid in capital		$2,578,570,812
Total accumulated earnings (loss)		495,947,014
Net Assets		$3,074,517,826
Net Asset Value, offering price and redemption price per share ($3,074,517,826 ÷ 166,026,541 shares)		$18.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$26,614,869
Non-Cash dividends		2,828,022
Income from Fidelity Central Funds (including $33,329 from security lending)		36,624
Total income		29,479,515
Expenses
Management fee	$1,075,037
Independent trustees' fees and expenses	4,975
Interest	382
Total expenses before reductions	1,080,394
Expense reductions	(16)
Total expenses after reductions		1,080,378
Net investment income (loss)		28,399,137
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,720,719
Futures contracts	374,511
Total net realized gain (loss)		17,095,230
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,364,304
Futures contracts	(388,028)
Total change in net unrealized appreciation (depreciation)		5,976,276
Net gain (loss)		23,071,506
Net increase (decrease) in net assets resulting from operations		$51,470,643

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,399,137	$60,521,598
Net realized gain (loss)	17,095,230	(72,212,310)
Change in net unrealized appreciation (depreciation)	5,976,276	832,915,651
Net increase (decrease) in net assets resulting from operations	51,470,643	821,224,939
Distributions to shareholders	(40,915,447)	(63,006,932)
Share transactions
Proceeds from sales of shares	479,217,653	886,460,485
Reinvestment of distributions	36,317,502	56,453,099
Cost of shares redeemed	(391,187,218)	(844,105,696)
Net increase (decrease) in net assets resulting from share transactions	124,347,937	98,807,888
Total increase (decrease) in net assets	134,903,133	857,025,895
Net Assets
Beginning of period	2,939,614,693	2,082,588,798
End of period	$3,074,517,826	$2,939,614,693
Other Information
Shares
Sold	25,506,062	57,934,745
Issued in reinvestment of distributions	1,886,541	4,009,622
Redeemed	(20,810,575)	(55,837,169)
Net increase (decrease)	6,582,028	6,107,198

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.44	$13.58	$16.82	$15.76	$15.70	$17.28
Income from Investment Operations
Net investment income (loss)A,B	.17	.39	.51	.53	.46	.39
Net realized and unrealized gain (loss)	.16	4.88	(3.15)	1.13	.13	(1.37)
Total from investment operations	.33	5.27	(2.64)	1.66	.59	(.98)
Distributions from net investment income	(.25)	(.41)	(.47)	(.50)	(.44)	(.39)
Distributions from net realized gain	–	–	(.13)	(.10)	(.09)	(.21)
Total distributions	(.25)	(.41)	(.60)	(.60)	(.53)	(.60)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$18.52	$18.44	$13.58	$16.82	$15.76	$15.70
Total ReturnD,E	1.73%	39.73%	(16.34)%	10.84%	3.90%	(5.61)%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.07%H	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%H	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%H	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.85%H	2.53%	3.32%	3.33%	3.12%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$3,074,518	$2,939,615	$2,082,589	$2,256,495	$380,099	$45,866
Portfolio turnover rateI	11%H	44%	26%	10%	6%	8%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$805,160,278
Gross unrealized depreciation	(119,920,696)
Net unrealized appreciation (depreciation)	$685,239,582
Tax cost	$2,439,551,071

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(65,337,847)
Long-term	(132,190,873)
Total capital loss carryforward	$(197,528,720)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Index Fund	319,930,714	164,936,115

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Real Estate Index Fund	Borrower	$8,733,400.32%		$382

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Index Fund	$3,346	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Real Estate Index Fund	.07%
Actual		$1,000.00	$1,017.30	$.36
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high-quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods No performance peer group information was considered by the Board due to the fact that the peer group does not distinguish between passively-managed and actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.14% to 0.07%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2020.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

URX-I-SANN-0422
1.929346.110

Fidelity® SAI Small-Mid Cap 500 Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of the fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2022

% of fund's net assets
Devon Energy Corp.	1.0
MongoDB, Inc. Class A	0.7
onsemi	0.7
Diamondback Energy, Inc.	0.6
Avantor, Inc.	0.6
3.6

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Information Technology	17.8
Industrials	16.9
Financials	14.2
Consumer Discretionary	12.3
Health Care	9.9

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.7%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Entertainment - 0.5%
Madison Square Garden Sports Corp. (a)	3,305	$548,861
Playtika Holding Corp.	18,193	309,827
Skillz, Inc. (a)(b)	53,632	257,970
World Wrestling Entertainment, Inc. Class A	7,697	384,388
Zynga, Inc. (a)	179,968	1,632,310
		3,133,356
Interactive Media & Services - 0.1%
TripAdvisor, Inc. (a)	17,410	472,682
Vimeo, Inc. (a)	25,182	368,916
		841,598
Media - 1.7%
Cable One, Inc.	945	1,459,770
Interpublic Group of Companies, Inc.	68,645	2,439,643
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	34,772	2,094,318
Liberty Media Class A (a)	4,132	226,434
Loyalty Ventures, Inc. (a)	3,485	102,145
News Corp.:
Class A	68,254	1,517,969
Class B	21,220	471,933
Nexstar Broadcasting Group, Inc. Class A	6,894	1,140,130
The New York Times Co. Class A	28,897	1,156,747
		10,609,089

TOTAL COMMUNICATION SERVICES		14,584,043

CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.9%
BorgWarner, Inc.	41,951	1,839,551
Gentex Corp.	41,429	1,300,871
Lear Corp.	10,511	1,758,701
QuantumScape Corp. Class A (a)(b)	42,785	714,082
		5,613,205
Automobiles - 0.3%
Harley-Davidson, Inc.	26,814	926,960
Thor Industries, Inc.	9,321	881,673
		1,808,633
Distributors - 0.5%
Pool Corp.	6,818	3,247,073
Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	10,524	1,351,387
Chegg, Inc. (a)	25,018	662,226
Frontdoor, Inc. (a)	14,844	538,837
Grand Canyon Education, Inc. (a)	6,945	581,158
H&R Block, Inc.	30,784	703,722
Mister Car Wash, Inc.	13,447	231,288
Service Corp. International	28,096	1,734,085
Terminix Global Holdings, Inc. (a)	21,228	915,776
		6,718,479
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	40,126	1,375,921
Boyd Gaming Corp.	14,372	854,559
Choice Hotels International, Inc.	6,097	874,310
Churchill Downs, Inc.	6,455	1,357,487
Hyatt Hotels Corp. Class A (a)	8,660	793,343
Marriott Vacations Worldwide Corp.	7,291	1,183,913
Norwegian Cruise Line Holdings Ltd. (a)	64,669	1,347,055
Penn National Gaming, Inc. (a)	28,835	1,315,164
Planet Fitness, Inc. (a)	14,586	1,292,903
Six Flags Entertainment Corp. (a)	13,507	533,391
Travel+Leisure Co.	14,838	842,798
Vail Resorts, Inc.	6,990	1,936,929
Wendy's Co.	31,196	718,444
Wyndham Hotels & Resorts, Inc.	16,054	1,347,733
		15,773,950
Household Durables - 1.6%
Leggett & Platt, Inc.	23,281	927,748
Mohawk Industries, Inc. (a)	9,624	1,519,341
Newell Brands, Inc.	66,604	1,545,879
PulteGroup, Inc.	44,173	2,327,475
Tempur Sealy International, Inc.	31,147	1,239,962
Toll Brothers, Inc.	19,447	1,146,790
TopBuild Corp. (a)	5,777	1,344,019
		10,051,214
Internet & Direct Marketing Retail - 0.1%
Qurate Retail, Inc. Series A	63,374	445,519
Leisure Products - 0.8%
Brunswick Corp.	13,473	1,223,214
Hayward Holdings, Inc. (b)	8,689	171,086
Mattel, Inc. (a)	61,056	1,277,292
Polaris, Inc.	9,992	1,124,999
YETI Holdings, Inc. (a)	14,980	982,388
		4,778,979
Multiline Retail - 0.4%
Kohl's Corp.	26,168	1,562,491
Nordstrom, Inc. (a)	19,350	435,375
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	11,426	547,762
		2,545,628
Specialty Retail - 2.3%
AutoNation, Inc. (a)	7,239	789,051
Dick's Sporting Goods, Inc.	11,006	1,270,092
Five Below, Inc. (a)	9,648	1,582,272
Floor & Decor Holdings, Inc. Class A (a)	17,821	1,937,499
Foot Locker, Inc.	15,716	702,191
GameStop Corp. Class A (a)(b)	11,246	1,225,027
Gap, Inc.	35,246	636,895
Leslie's, Inc. (a)(b)	23,281	484,943
Lithia Motors, Inc. Class A (sub. vtg.)	5,150	1,504,470
Penske Automotive Group, Inc.	5,395	548,294
Petco Health & Wellness Co., Inc. (b)	9,687	181,631
RH (a)	3,063	1,233,838
Vroom, Inc. (a)(b)	20,162	161,699
Williams-Sonoma, Inc.	12,954	2,079,635
		14,337,537
Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd. (a)	25,861	1,553,470
Carter's, Inc.	7,250	675,120
Columbia Sportswear Co.	6,860	637,088
Deckers Outdoor Corp. (a)	4,795	1,535,503
Hanesbrands, Inc.	60,759	978,220
PVH Corp.	12,432	1,181,164
Ralph Lauren Corp.	8,371	927,842
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	23,066	968,772
Tapestry, Inc.	48,875	1,854,806
Under Armour, Inc.:
Class A (sub. vtg.) (a)	33,079	622,878
Class C (non-vtg.) (a)	35,684	570,587
		11,505,450

TOTAL CONSUMER DISCRETIONARY		76,825,667

CONSUMER STAPLES - 2.8%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	1,633	687,215
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc.	27,187	765,314
Casey's General Stores, Inc.	6,455	1,212,314
Grocery Outlet Holding Corp. (a)(b)	15,301	388,339
U.S. Foods Holding Corp. (a)	38,679	1,363,822
		3,729,789
Food Products - 1.8%
Beyond Meat, Inc. (a)(b)	10,037	653,710
Bunge Ltd.	24,064	2,378,967
Darling Ingredients, Inc. (a)	28,297	1,804,500
Flowers Foods, Inc.	32,820	923,227
Freshpet, Inc. (a)	7,147	664,885
Ingredion, Inc.	11,739	1,111,683
Lamb Weston Holdings, Inc.	25,564	1,641,464
Pilgrim's Pride Corp. (a)	8,322	232,766
Post Holdings, Inc. (a)	10,326	1,092,697
Seaboard Corp.	44	168,080
The Hain Celestial Group, Inc. (a)	15,983	583,859
		11,255,838
Household Products - 0.1%
Reynolds Consumer Products, Inc.	9,514	287,989
Spectrum Brands Holdings, Inc.	7,330	655,155
		943,144
Personal Products - 0.2%
Coty, Inc. Class A (a)	59,600	505,408
Herbalife Nutrition Ltd. (a)	17,776	755,658
		1,261,066

TOTAL CONSUMER STAPLES		17,877,052

ENERGY - 4.1%
Energy Equipment & Services - 0.2%
NOV, Inc.	68,222	1,120,205
Oil, Gas & Consumable Fuels - 3.9%
Antero Midstream GP LP	58,531	582,383
APA Corp.	63,485	2,108,337
Continental Resources, Inc.	11,386	591,389
Coterra Energy, Inc.	139,433	3,053,583
Devon Energy Corp.	118,098	5,972,220
Diamondback Energy, Inc.	31,635	3,991,072
EQT Corp.	53,315	1,132,944
HollyFrontier Corp.	26,203	921,297
Marathon Oil Corp.	135,635	2,640,813
New Fortress Energy, Inc.	4,639	101,872
Targa Resources Corp.	39,459	2,331,238
Texas Pacific Land Corp.	1,030	1,107,250
		24,534,398

TOTAL ENERGY		25,654,603

FINANCIALS - 14.2%
Banks - 5.0%
Bank of Hawaii Corp.	6,967	599,650
Bank OZK	21,261	996,078
BOK Financial Corp.	5,277	541,156
Comerica, Inc.	22,952	2,129,487
Commerce Bancshares, Inc.	19,558	1,347,742
Cullen/Frost Bankers, Inc.	9,998	1,409,818
East West Bancorp, Inc.	24,713	2,133,720
First Citizens Bancshares, Inc.	2,128	1,657,882
First Hawaiian, Inc.	22,522	638,499
First Horizon National Corp.	93,818	1,605,226
FNB Corp., Pennsylvania	59,887	773,740
PacWest Bancorp	20,304	942,715
Peoples United Financial, Inc.	74,459	1,443,015
Pinnacle Financial Partners, Inc.	13,012	1,258,391
Popular, Inc.	13,865	1,236,342
Prosperity Bancshares, Inc.	15,635	1,145,264
Signature Bank	10,388	3,164,496
Sterling Bancorp	33,455	879,532
Synovus Financial Corp.	25,423	1,265,048
Umpqua Holdings Corp.	37,809	766,767
Webster Financial Corp.	15,760	895,326
Western Alliance Bancorp.	17,654	1,751,100
Wintrust Financial Corp.	9,922	973,051
Zions Bancorp NA	26,989	1,830,394
		31,384,439
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	7,096	1,037,506
Ares Management Corp.	24,869	1,982,557
Carlyle Group LP	28,421	1,450,892
Cboe Global Markets, Inc.	18,624	2,207,503
Evercore, Inc. Class A	6,670	832,549
FactSet Research Systems, Inc.	6,639	2,800,928
Invesco Ltd.	58,409	1,323,548
Janus Henderson Group PLC	29,604	1,092,388
Jefferies Financial Group, Inc.	38,308	1,403,605
Lazard Ltd. Class A	17,514	764,311
LPL Financial	13,941	2,402,313
Morningstar, Inc.	4,096	1,177,231
SEI Investments Co.	18,709	1,096,534
Stifel Financial Corp.	17,865	1,338,089
Virtu Financial, Inc. Class A	15,356	474,961
		21,384,915
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	1,417	764,557
OneMain Holdings, Inc.	19,663	1,015,791
SLM Corp.	51,173	938,513
Upstart Holdings, Inc. (a)	7,985	870,445
		3,589,306
Diversified Financial Services - 0.2%
Voya Financial, Inc.	19,313	1,312,511
Insurance - 4.1%
Alleghany Corp. (a)	2,326	1,544,464
American Financial Group, Inc.	11,873	1,546,814
Assurant, Inc.	9,949	1,517,322
Assured Guaranty Ltd.	11,794	628,502
Axis Capital Holdings Ltd.	13,563	772,820
Brighthouse Financial, Inc. (a)	13,909	757,345
Brown & Brown, Inc.	41,054	2,721,059
Erie Indemnity Co. Class A	4,394	808,935
Everest Re Group Ltd.	6,807	1,929,104
First American Financial Corp.	18,642	1,389,015
Globe Life, Inc.	17,536	1,793,933
GoHealth, Inc. (a)	7,648	21,108
Hanover Insurance Group, Inc.	6,253	862,664
Kemper Corp.	10,522	631,110
Lemonade, Inc. (a)(b)	6,694	213,739
Mercury General Corp.	4,662	254,825
Old Republic International Corp.	49,014	1,256,229
Primerica, Inc.	6,861	1,058,927
Reinsurance Group of America, Inc.	11,881	1,364,295
RenaissanceRe Holdings Ltd.	7,974	1,253,274
Unum Group	35,690	905,812
W.R. Berkley Corp.	24,176	2,042,872
White Mountains Insurance Group Ltd.	513	534,012
		25,808,180
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	91,780	1,366,604
New Residential Investment Corp.	75,765	806,897
Starwood Property Trust, Inc.	50,705	1,254,949
		3,428,450
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	56,769	861,753
New York Community Bancorp, Inc.	79,037	921,571
TFS Financial Corp.	8,630	149,989
UWM Holdings Corp. Class A (b)	15,895	82,177
		2,015,490

TOTAL FINANCIALS		88,923,291

HEALTH CARE - 9.9%
Biotechnology - 2.0%
Exelixis, Inc. (a)	54,202	981,056
Ionis Pharmaceuticals, Inc. (a)	24,558	780,944
Iovance Biotherapeutics, Inc. (a)	26,104	434,632
Mirati Therapeutics, Inc. (a)	7,333	874,827
Natera, Inc. (a)	14,613	1,032,408
Neurocrine Biosciences, Inc. (a)	16,379	1,294,269
Novavax, Inc. (a)(b)	13,200	1,236,840
Repligen Corp. (a)	9,584	1,900,891
Sage Therapeutics, Inc. (a)	8,998	354,701
Sarepta Therapeutics, Inc. (a)	14,585	1,043,848
Ultragenyx Pharmaceutical, Inc. (a)(b)	11,402	797,342
United Therapeutics Corp. (a)	7,727	1,559,849
		12,291,607
Health Care Equipment & Supplies - 1.5%
Envista Holdings Corp. (a)	28,168	1,217,984
Figs, Inc. Class A (a)(b)	17,298	388,859
Globus Medical, Inc. (a)	13,720	915,536
ICU Medical, Inc. (a)	3,487	743,986
Integra LifeSciences Holdings Corp. (a)	12,657	819,414
Masimo Corp. (a)	8,762	1,926,501
Penumbra, Inc. (a)	6,056	1,368,717
Quidel Corp. (a)	6,438	665,432
Tandem Diabetes Care, Inc. (a)	10,840	1,280,312
		9,326,741
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	15,485	815,285
agilon health, Inc. (a)(b)	29,230	484,633
Amedisys, Inc. (a)	5,615	758,587
Chemed Corp.	2,635	1,235,578
Encompass Health Corp.	17,092	1,060,388
Guardant Health, Inc. (a)	15,726	1,093,743
Henry Schein, Inc. (a)	24,310	1,830,543
Molina Healthcare, Inc. (a)	10,100	2,933,848
Premier, Inc.	21,301	814,124
Signify Health, Inc. (b)	11,218	149,536
		11,176,265
Health Care Technology - 0.2%
Certara, Inc. (a)	18,419	492,340
Change Healthcare, Inc. (a)	43,818	862,338
Definitive Healthcare Corp.	1,933	42,294
		1,396,972
Life Sciences Tools & Services - 3.3%
10X Genomics, Inc. (a)	14,804	1,425,181
Adaptive Biotechnologies Corp. (a)	19,062	332,441
Avantor, Inc. (a)	105,464	3,936,971
Bio-Techne Corp.	6,850	2,578,409
Bruker Corp.	17,915	1,193,139
Charles River Laboratories International, Inc. (a)	8,727	2,877,816
Maravai LifeSciences Holdings, Inc. (a)	19,219	555,813
PerkinElmer, Inc.	22,090	3,803,235
QIAGEN NV (a)	39,748	1,967,129
Sotera Health Co. (a)	17,403	374,339
Syneos Health, Inc. (a)	17,815	1,613,326
		20,657,799
Pharmaceuticals - 1.1%
Catalent, Inc. (a)	29,796	3,096,698
Jazz Pharmaceuticals PLC (a)(b)	10,492	1,457,444
Nektar Therapeutics (a)(b)	31,464	349,880
Organon & Co.	44,421	1,417,474
Perrigo Co. PLC	23,389	890,419
		7,211,915

TOTAL HEALTH CARE		62,061,299

INDUSTRIALS - 16.9%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	11,360	1,589,605
BWX Technologies, Inc.	16,120	717,501
Curtiss-Wright Corp.	6,837	907,885
Hexcel Corp.	14,632	763,351
Howmet Aerospace, Inc.	67,770	2,106,969
Huntington Ingalls Industries, Inc.	6,897	1,291,118
Mercury Systems, Inc. (a)	9,805	558,101
Spirit AeroSystems Holdings, Inc. Class A	18,337	803,711
Textron, Inc.	38,588	2,626,299
Virgin Galactic Holdings, Inc. (a)(b)	31,308	288,034
		11,652,574
Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (a)	16,953	1,376,753
Airlines - 0.7%
Alaska Air Group, Inc. (a)	21,352	1,168,808
American Airlines Group, Inc. (a)(b)	111,807	1,841,461
Copa Holdings SA Class A (a)	5,519	461,278
JetBlue Airways Corp. (a)	55,429	810,926
		4,282,473
Building Products - 2.8%
A.O. Smith Corp.	23,174	1,770,957
Advanced Drain Systems, Inc.	10,590	1,197,623
Allegion PLC	15,721	1,929,438
Armstrong World Industries, Inc.	8,324	824,242
Builders FirstSource, Inc. (a)	33,175	2,255,568
Carlisle Companies, Inc.	8,994	2,009,619
Fortune Brands Home & Security, Inc.	23,696	2,231,452
Lennox International, Inc.	5,776	1,638,189
Owens Corning	17,552	1,556,862
The AZEK Co., Inc. (a)	19,669	649,667
Trex Co., Inc. (a)	20,262	1,853,365
		17,916,982
Commercial Services & Supplies - 0.7%
ADT, Inc.	27,679	210,084
Clean Harbors, Inc. (a)	8,867	820,641
Driven Brands Holdings, Inc.	9,416	266,002
IAA, Inc. (a)	23,617	1,084,729
MSA Safety, Inc.	6,419	881,971
Stericycle, Inc. (a)	16,018	940,897
		4,204,324
Construction & Engineering - 0.9%
AECOM	23,876	1,650,548
MasTec, Inc. (a)	9,830	846,658
Quanta Services, Inc.	24,778	2,545,196
Valmont Industries, Inc.	3,652	793,324
		5,835,726
Electrical Equipment - 2.0%
Acuity Brands, Inc.	6,056	1,159,906
ChargePoint Holdings, Inc. Class A (a)(b)	39,197	542,878
Fluence Energy, Inc.	5,947	111,209
Hubbell, Inc. Class B	9,479	1,775,322
nVent Electric PLC	29,153	1,008,402
Plug Power, Inc. (a)(b)	89,615	1,959,880
Regal Rexnord Corp.	11,810	1,871,649
Sensata Technologies, Inc. PLC (a)	27,240	1,562,486
Shoals Technologies Group, Inc. (b)	18,290	308,369
Sunrun, Inc. (a)	35,438	918,907
Vertiv Holdings Co.	56,268	1,173,750
		12,392,758
Machinery - 3.8%
AGCO Corp.	10,927	1,280,644
Allison Transmission Holdings, Inc.	18,158	689,822
Colfax Corp. (a)(b)	20,479	842,096
Crane Co.	8,636	893,912
Donaldson Co., Inc.	21,626	1,203,703
Flowserve Corp.	22,773	742,855
Gates Industrial Corp. PLC (a)	16,663	257,777
Graco, Inc.	29,397	2,133,046
ITT, Inc.	15,086	1,386,705
Lincoln Electric Holdings, Inc.	10,052	1,285,048
Middleby Corp. (a)	9,645	1,786,254
Nordson Corp.	10,165	2,363,769
Oshkosh Corp.	11,964	1,361,623
Pentair PLC	28,952	1,844,242
Snap-On, Inc.	9,350	1,947,138
Timken Co.	11,244	751,099
Toro Co.	18,608	1,797,161
Woodward, Inc.	10,054	1,108,655
		23,675,549
Marine - 0.1%
Kirby Corp. (a)	10,432	679,958
Professional Services - 2.0%
Booz Allen Hamilton Holding Corp. Class A	23,329	1,790,034
CACI International, Inc. Class A (a)	4,071	1,007,410
Dun & Bradstreet Holdings, Inc. (a)	28,044	562,563
FTI Consulting, Inc. (a)(b)	5,873	856,342
Jacobs Engineering Group, Inc.	22,636	2,946,754
LegalZoom.com, Inc. (b)	3,155	50,101
Manpower, Inc.	9,511	997,419
Nielsen Holdings PLC	62,600	1,180,636
Robert Half International, Inc.	18,989	2,150,694
Science Applications International Corp.	10,140	831,784
		12,373,737
Road & Rail - 1.0%
AMERCO	1,567	954,225
Knight-Swift Transportation Holdings, Inc. Class A	28,153	1,592,897
Landstar System, Inc.	6,692	1,070,720
Ryder System, Inc.	9,140	668,957
Schneider National, Inc. Class B	9,068	232,141
TuSimple Holdings, Inc. (a)	23,213	435,476
XPO Logistics, Inc. (a)	16,952	1,121,714
		6,076,130
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	18,741	746,079
Core & Main, Inc.	9,845	236,772
MSC Industrial Direct Co., Inc. Class A	7,854	641,201
SiteOne Landscape Supply, Inc. (a)	7,717	1,389,986
Univar, Inc. (a)	29,293	776,265
Watsco, Inc.	5,719	1,615,961
		5,406,264

TOTAL INDUSTRIALS		105,873,228

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.3%
Ciena Corp. (a)	26,996	1,790,105
CommScope Holding Co., Inc. (a)	35,149	330,049
F5, Inc. (a)	10,548	2,189,976
Juniper Networks, Inc.	56,802	1,977,846
Lumentum Holdings, Inc. (a)	12,696	1,288,390
ViaSat, Inc. (a)	12,175	535,944
		8,112,310
Electronic Equipment & Components - 1.8%
Arrow Electronics, Inc. (a)	12,131	1,504,244
Avnet, Inc.	17,368	700,972
Cognex Corp.	29,942	1,989,945
Coherent, Inc. (a)	4,278	1,105,777
IPG Photonics Corp. (a)	6,338	979,031
Jabil, Inc.	25,673	1,578,633
Littelfuse, Inc.	4,192	1,131,714
National Instruments Corp.	23,219	957,087
TD SYNNEX Corp.	7,288	762,106
Vontier Corp.	29,606	832,225
		11,541,734
IT Services - 3.5%
Alliance Data Systems Corp.	8,713	601,546
Amdocs Ltd.	22,652	1,719,060
Concentrix Corp.	7,376	1,482,502
DXC Technology Co. (a)	43,968	1,322,557
Euronet Worldwide, Inc. (a)	8,866	1,187,069
Fastly, Inc. Class A (a)(b)	18,516	530,669
Genpact Ltd.	32,069	1,595,433
Globant SA (a)	7,078	1,806,164
Jack Henry & Associates, Inc.	12,932	2,170,119
MongoDB, Inc. Class A (a)	11,120	4,504,823
Paysafe Ltd. (a)	122,032	442,976
Sabre Corp. (a)	56,272	514,889
Shift4 Payments, Inc. (a)(b)	7,520	396,454
SolarWinds, Inc.	5,929	80,634
Switch, Inc. Class A	20,070	514,394
The Western Union Co.	70,229	1,328,030
Thoughtworks Holding, Inc.	7,442	159,408
WEX, Inc. (a)	7,822	1,259,186
		21,615,913
Semiconductors & Semiconductor Equipment - 3.5%
Allegro MicroSystems LLC (a)	7,030	199,511
Azenta, Inc.	12,817	1,080,986
Cirrus Logic, Inc. (a)	9,965	891,270
Enphase Energy, Inc. (a)	23,099	3,244,717
Entegris, Inc.	23,576	2,825,348
First Solar, Inc. (a)	18,561	1,454,811
MKS Instruments, Inc.	9,681	1,503,750
Monolithic Power Systems, Inc.	7,850	3,163,001
onsemi (a)	74,155	4,375,145
Universal Display Corp.	7,578	1,163,299
Wolfspeed, Inc. (a)	20,196	1,903,271
		21,805,109
Software - 7.4%
Alteryx, Inc. Class A (a)	10,295	587,536
Anaplan, Inc. (a)	24,862	1,200,337
Aspen Technology, Inc. (a)	11,701	1,757,022
Avalara, Inc. (a)	14,997	1,643,971
Bentley Systems, Inc. Class B (b)	24,164	970,668
Bill.Com Holdings, Inc. (a)	16,083	3,026,981
Black Knight, Inc. (a)	26,616	1,985,554
C3.Ai, Inc. (a)(b)	10,390	273,673
CDK Global, Inc.	20,740	891,198
Ceridian HCM Holding, Inc. (a)	22,936	1,739,008
Datto Holding Corp. (a)(b)	4,230	105,369
Dolby Laboratories, Inc. Class A	11,242	987,610
DoubleVerify Holdings, Inc. (a)(b)	9,059	250,572
Dropbox, Inc. Class A (a)	52,011	1,287,272
Duck Creek Technologies, Inc. (a)	12,559	320,882
Dynatrace, Inc. (a)	34,457	1,890,311
Elastic NV (a)	12,851	1,198,356
Everbridge, Inc. (a)	6,716	343,322
Fair Isaac Corp. (a)	4,644	2,298,734
Five9, Inc. (a)	11,815	1,485,146
Guidewire Software, Inc. (a)	14,690	1,481,340
Informatica, Inc.	5,856	163,500
Jamf Holding Corp. (a)(b)	9,371	309,805
Mandiant, Inc. (a)	41,044	619,354
Manhattan Associates, Inc. (a)	11,082	1,483,547
McAfee Corp.	14,286	366,436
N-able, Inc. (a)	6,805	75,944
nCino, Inc. (a)(b)	9,827	450,371
NCR Corp. (a)	22,316	849,347
New Relic, Inc. (a)	9,032	949,624
NortonLifeLock, Inc.	96,261	2,503,749
Nuance Communications, Inc. (a)	49,891	2,756,478
Nutanix, Inc. Class A (a)	36,882	1,008,354
Paycor HCM, Inc. (b)	5,697	147,780
Paylocity Holding Corp. (a)	6,881	1,403,586
Pegasystems, Inc.	7,143	708,728
Procore Technologies, Inc. (a)(b)	10,417	651,688
PTC, Inc. (a)	18,458	2,145,927
Smartsheet, Inc. (a)	21,276	1,323,793
Teradata Corp. (a)	18,871	761,256
Zendesk, Inc. (a)	20,838	2,052,751
		46,456,880
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc. Class A (a)	46,679	1,236,527
Xerox Holdings Corp.	24,858	524,752
		1,761,279

TOTAL INFORMATION TECHNOLOGY		111,293,225

MATERIALS - 6.9%
Chemicals - 2.7%
Ashland Global Holdings, Inc.	9,618	923,713
Axalta Coating Systems Ltd. (a)	36,124	1,069,632
CF Industries Holdings, Inc.	37,449	2,579,113
Diversey Holdings Ltd. (a)	13,459	148,049
Element Solutions, Inc.	40,511	909,067
Huntsman Corp.	36,304	1,300,772
NewMarket Corp.	1,141	385,738
Olin Corp.	25,174	1,275,567
RPM International, Inc.	22,356	1,980,965
The Chemours Co. LLC	28,373	928,081
The Mosaic Co.	65,001	2,596,790
The Scotts Miracle-Gro Co. Class A	7,189	1,086,977
Valvoline, Inc.	31,709	1,044,494
Westlake Chemical Corp.	5,806	572,762
		16,801,720
Construction Materials - 0.2%
Eagle Materials, Inc.	6,972	1,016,866
Containers & Packaging - 2.4%
Aptargroup, Inc.	11,500	1,348,950
Ardagh Group SA	5,444	111,901
Ardagh Metal Packaging SA (a)	10,739	103,417
Avery Dennison Corp.	14,494	2,977,357
Berry Global Group, Inc. (a)	23,650	1,594,483
Crown Holdings, Inc.	21,531	2,463,146
Graphic Packaging Holding Co.	49,424	934,608
Packaging Corp. of America	16,416	2,472,742
Sealed Air Corp.	25,917	1,760,283
Silgan Holdings, Inc.	14,666	656,743
Sonoco Products Co.	17,171	972,565
		15,396,195
Metals & Mining - 1.4%
Alcoa Corp.	32,701	1,854,474
Cleveland-Cliffs, Inc. (a)	79,777	1,367,378
Reliance Steel & Aluminum Co.	10,908	1,667,615
Royal Gold, Inc.	11,473	1,165,083
Steel Dynamics, Inc.	33,012	1,832,826
United States Steel Corp.	46,817	970,048
		8,857,424
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	15,357	1,020,319

TOTAL MATERIALS		43,092,524

REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 9.1%
American Campus Communities, Inc.	23,971	1,252,724
American Homes 4 Rent Class A	49,530	1,938,109
Americold Realty Trust	46,705	1,328,757
Apartment Income (REIT) Corp.	27,361	1,445,208
Brixmor Property Group, Inc.	51,830	1,314,409
Camden Property Trust (SBI)	17,311	2,771,318
Cousins Properties, Inc.	25,952	1,000,709
CubeSmart	37,509	1,903,207
CyrusOne, Inc.	22,208	1,995,389
Douglas Emmett, Inc.	29,128	909,376
EPR Properties	12,958	569,763
Equity Lifestyle Properties, Inc.	30,429	2,382,286
Federal Realty Investment Trust (SBI)	13,513	1,722,772
First Industrial Realty Trust, Inc.	22,523	1,368,948
Gaming & Leisure Properties	39,525	1,785,740
Healthcare Trust of America, Inc.	38,098	1,240,090
Highwoods Properties, Inc. (SBI)	17,994	775,901
Host Hotels & Resorts, Inc. (a)	123,815	2,146,952
Hudson Pacific Properties, Inc.	25,955	613,317
Iron Mountain, Inc.	50,171	2,303,852
JBG SMITH Properties	21,400	586,360
Kilroy Realty Corp.	20,327	1,300,928
Kimco Realty Corp.	101,737	2,468,140
Lamar Advertising Co. Class A	15,089	1,671,258
Life Storage, Inc.	14,266	1,925,197
Medical Properties Trust, Inc.	103,491	2,355,455
National Retail Properties, Inc.	30,584	1,357,318
Omega Healthcare Investors, Inc.	41,782	1,315,297
Park Hotels & Resorts, Inc. (a)	41,111	748,220
Rayonier, Inc.	24,886	909,334
Regency Centers Corp.	29,570	2,121,648
Rexford Industrial Realty, Inc.	26,553	1,942,883
SL Green Realty Corp.	11,716	849,644
Spirit Realty Capital, Inc.	21,526	1,021,624
Store Capital Corp.	42,773	1,356,332
VICI Properties, Inc.	110,162	3,152,836
Vornado Realty Trust	30,724	1,259,991
		57,111,292
Real Estate Management & Development - 0.6%
Howard Hughes Corp. (a)	7,265	699,692
Jones Lang LaSalle, Inc. (a)	8,845	2,218,238
Opendoor Technologies, Inc. (a)	79,816	792,573
		3,710,503

TOTAL REAL ESTATE		60,821,795

UTILITIES - 2.6%
Electric Utilities - 1.0%
Hawaiian Electric Industries, Inc.	18,462	784,635
IDACORP, Inc.	8,814	971,479
NRG Energy, Inc.	42,607	1,701,298
OGE Energy Corp.	34,949	1,325,266
Pinnacle West Capital Corp.	19,736	1,373,823
		6,156,501
Gas Utilities - 0.4%
National Fuel Gas Co.	15,279	927,894
UGI Corp.	36,417	1,651,511
		2,579,405
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	22,364	765,296
Vistra Corp.	83,872	1,829,248
		2,594,544
Multi-Utilities - 0.5%
MDU Resources Group, Inc.	35,297	1,036,673
NiSource, Inc.	68,585	2,001,310
		3,037,983
Water Utilities - 0.3%
Essential Utilities, Inc.	40,376	1,967,926

TOTAL UTILITIES		16,336,359

TOTAL COMMON STOCKS
(Cost $412,709,882)		623,343,086

Money Market Funds - 6.9%
Fidelity Cash Central Fund 0.08% (c)	28,908,651	28,914,433
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	14,042,631	14,044,036
TOTAL MONEY MARKET FUNDS
(Cost $42,958,469)		42,958,469
TOTAL INVESTMENT IN SECURITIES - 106.4%
(Cost $455,668,351)		666,301,555
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(40,149,864)
NET ASSETS - 100%		$626,151,691

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	11	March 2022	$2,892,670	$5,566	$5,566

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$3,894,895	$136,060,046	$111,040,508	$1,305	$--	$--	$28,914,433	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	34,474,868	98,586,631	119,017,463	35,435	--	--	14,044,036	0.0%
Total	$38,369,763	$234,646,677	$230,057,971	$36,740	$--	$--	$42,958,469

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$14,584,043	$14,584,043	$--	$--
Consumer Discretionary	76,825,667	76,825,667	--	--
Consumer Staples	17,877,052	17,877,052	--	--
Energy	25,654,603	25,654,603	--	--
Financials	88,923,291	88,923,291	--	--
Health Care	62,061,299	62,061,299	--	--
Industrials	105,873,228	105,873,228	--	--
Information Technology	111,293,225	111,293,225	--	--
Materials	43,092,524	43,092,524	--	--
Real Estate	60,821,795	60,821,795	--	--
Utilities	16,336,359	16,336,359	--	--
Money Market Funds	42,958,469	42,958,469	--	--
Total Investments in Securities:	$666,301,555	$666,301,555	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$5,566	$5,566	$--	$--
Total Assets	$5,566	$5,566	$--	$--
Total Derivative Instruments:	$5,566	$5,566	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,566	$0
Total Equity Risk	5,566	0
Total Value of Derivatives	$5,566	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,959,202) — See accompanying schedule: Unaffiliated issuers (cost $412,709,882)	$623,343,086
Fidelity Central Funds (cost $42,958,469)	42,958,469
Total Investment in Securities (cost $455,668,351)		$666,301,555
Segregated cash with brokers for derivative instruments		125,000
Cash		6,276
Receivable for investments sold		419,306
Receivable for fund shares sold		845,307
Dividends receivable		194,602
Distributions receivable from Fidelity Central Funds		3,366
Receivable for daily variation margin on futures contracts		43,518
Prepaid expenses		1,166
Receivable from investment adviser for expense reductions		36,036
Total assets		667,976,132
Liabilities
Payable for investments purchased	$27,533,362
Payable for fund shares redeemed	151,038
Accrued management fee	55,394
Other payables and accrued expenses	49,941
Collateral on securities loaned	14,034,706
Total liabilities		41,824,441
Net Assets		$626,151,691
Net Assets consist of:
Paid in capital		$243,673,885
Total accumulated earnings (loss)		382,477,806
Net Assets		$626,151,691
Net Asset Value, offering price and redemption price per share ($626,151,691 ÷ 60,126,762 shares)		$10.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$5,984,678
Income from Fidelity Central Funds (including $35,435 from security lending)		36,740
Total income		6,021,418
Expenses
Management fee	$507,347
Custodian fees and expenses	41,665
Independent trustees' fees and expenses	2,034
Registration fees	20,010
Audit	27,535
Legal	5,250
Interest	4,122
Miscellaneous	2,287
Total expenses before reductions	610,250
Expense reductions	(372,708)
Total expenses after reductions		237,542
Net investment income (loss)		5,783,876
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	180,434,329
Futures contracts	(95,351)
Total net realized gain (loss)		180,338,978
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(167,713,214)
Futures contracts	(63,346)
Total change in net unrealized appreciation (depreciation)		(167,776,560)
Net gain (loss)		12,562,418
Net increase (decrease) in net assets resulting from operations		$18,346,294

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,783,876	$28,075,605
Net realized gain (loss)	180,338,978	654,501,560
Change in net unrealized appreciation (depreciation)	(167,776,560)	181,005,688
Net increase (decrease) in net assets resulting from operations	18,346,294	863,582,853
Distributions to shareholders	(379,158,551)	(165,880,066)
Share transactions
Proceeds from sales of shares	278,013,614	1,316,673,142
Reinvestment of distributions	377,431,403	165,691,380
Cost of shares redeemed	(755,895,912)	(3,014,462,118)
Net increase (decrease) in net assets resulting from share transactions	(100,450,895)	(1,532,097,596)
Total increase (decrease) in net assets	(461,263,152)	(834,394,809)
Net Assets
Beginning of period	1,087,414,843	1,921,809,652
End of period	$626,151,691	$1,087,414,843
Other Information
Shares
Sold	23,344,178	94,819,743
Issued in reinvestment of distributions	34,100,959	14,258,047
Redeemed	(63,385,581)	(200,707,173)
Net increase (decrease)	(5,940,444)	(91,629,383)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Small-Mid Cap 500 Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.46	$12.19	$12.80	$12.95	$11.37	$10.26
Income from Investment Operations
Net investment income (loss)A,B	.08	.20	.20	.19	.17	.15
Net realized and unrealized gain (loss)	(.42)C	5.09	(.20)D	.46	1.62	1.11
Total from investment operations	(.34)	5.29	–	.65	1.79	1.26
Distributions from net investment income	(.22)	(.17)	(.22)	(.18)	(.13)	(.09)
Distributions from net realized gain	(5.48)	(.85)	(.39)	(.63)	(.08)	(.06)
Total distributions	(5.71)E	(1.02)	(.61)	(.80)E	(.21)	(.15)
Net asset value, end of period	$10.41	$16.46	$12.19	$12.80	$12.95	$11.37
Total ReturnF,G	(3.66)%	46.99%	(.03)%D	5.26%	15.91%	12.41%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.13%J	.13%	.13%	.22%	.23%	.29%
Expenses net of fee waivers, if any	.05%J	.05%	.05%	.08%	.13%	.15%
Expenses net of all reductions	.05%J	.05%	.05%	.08%	.13%	.15%
Net investment income (loss)	1.25%J	1.37%	1.66%	1.53%	1.37%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$626,152	$1,087,415	$1,921,810	$1,862,285	$2,281,452	$1,460,960
Portfolio turnover rateK	43%J	69%	79%	41%	39%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been (.16) %.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity SAI Small-Mid Cap 500 Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$235,411,718
Gross unrealized depreciation	(28,369,892)
Net unrealized appreciation (depreciation)	$207,041,826
Tax cost	$459,265,295

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	194,679,857	658,298,570

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Small-Mid Cap 500 Index Fund	Borrower	$21,970,000.32%		$192

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Small-Mid Cap 500 Index Fund	$865

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Small-Mid Cap 500 Index Fund	$3,385	$2,501	$19,158

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Small-Mid Cap 500 Index Fund	$243,908,000.58%		$3,930

10. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through November 30, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $372,639.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $69.

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Small-Mid Cap Fund
Fidelity SAI Small-Mid Cap 500 Index Fund	44%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity SAI Small-Mid Cap 500 Index Fund	.05%
Actual		$1,000.00	$963.40	$.25
Hypothetical-C		$1,000.00	$1,024.95	$.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Small-Mid Cap 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods. No performance peer group information was considered by the Board due to the fact that the peer group does not distinguish between passively-managed and actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked equal to the median of its Total Mapped Group and below the median of its ASPG for 2020.

At its July 2021 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective August 1, 2021) that lowered the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2020.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.05% through November 30, 2021.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SV3-SANN-0422
1.9868214.106

Fidelity® SAI U.S. Quality Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2022

% of fund's net assets
Apple, Inc.	9.4
Microsoft Corp.	8.1
Alphabet, Inc. Class A	6.4
Meta Platforms, Inc. Class A	4.7
MasterCard, Inc. Class A	4.3
32.9

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Information Technology	39.1
Health Care	20.2
Consumer Staples	12.6
Communication Services	12.1
Financials	7.2

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks and Equity Futures	100.0%

 * Foreign investments - 0.3%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 12.1%
Entertainment - 0.9%
Activision Blizzard, Inc.	1,373,083	$108,487,288
Interactive Media & Services - 11.2%
Alphabet, Inc. Class A (a)	264,715	716,337,320
Meta Platforms, Inc. Class A (a)	1,681,901	526,872,307
Ziff Davis, Inc. (a)	85,106	8,941,236
		1,252,150,863

TOTAL COMMUNICATION SERVICES		1,360,638,151

CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.1%
Gentex Corp.	421,886	13,247,220
Hotels, Restaurants & Leisure - 0.4%
Choice Hotels International, Inc. (b)	43,377	6,220,262
Domino's Pizza, Inc.	65,067	29,582,712
Wingstop, Inc.	52,516	8,048,077
		43,851,051
Household Durables - 0.3%
Garmin Ltd.	268,248	33,375,416
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (a)	12,271	36,708,328
Specialty Retail - 1.6%
AutoZone, Inc. (a)	38,039	75,558,768
O'Reilly Automotive, Inc. (a)	121,738	79,342,742
Williams-Sonoma, Inc. (b)	132,626	21,291,778
		176,193,288

TOTAL CONSUMER DISCRETIONARY		303,375,303

CONSUMER STAPLES - 12.6%
Beverages - 4.4%
Brown-Forman Corp. Class B (non-vtg.)	322,598	21,752,783
Monster Beverage Corp. (a)	662,980	57,493,626
The Coca-Cola Co.	6,859,090	418,473,081
		497,719,490
Food Products - 0.5%
The Hershey Co.	256,757	50,599,102
Household Products - 5.2%
Colgate-Palmolive Co.	1,489,266	122,789,982
Procter & Gamble Co.	2,879,463	462,009,838
		584,799,820
Tobacco - 2.5%
Philip Morris International, Inc.	2,751,683	283,010,597

TOTAL CONSUMER STAPLES		1,416,129,009

FINANCIALS - 7.2%
Capital Markets - 5.7%
Ameriprise Financial, Inc.	200,824	61,112,751
Blackstone, Inc.	1,211,078	159,825,964
Evercore, Inc. Class A	70,016	8,739,397
FactSet Research Systems, Inc.	66,702	28,140,907
Houlihan Lokey	89,457	9,507,490
Lazard Ltd. Class A	199,094	8,688,462
MarketAxess Holdings, Inc.	67,091	23,111,508
Moody's Corp.	279,055	95,715,865
S&P Global, Inc.	425,498	176,675,280
SEI Investments Co.	189,300	11,094,873
T. Rowe Price Group, Inc.	400,669	61,875,314
		644,487,811
Consumer Finance - 1.1%
Credit Acceptance Corp. (a)(b)	15,772	8,509,940
Discover Financial Services	528,726	61,200,035
SLM Corp.	539,919	9,902,114
Synchrony Financial	1,005,832	42,838,385
		122,450,474
Insurance - 0.4%
Erie Indemnity Co. Class A (b)	44,036	8,107,028
Fidelity National Financial, Inc.	503,737	25,363,158
Kinsale Capital Group, Inc. (b)	37,849	7,581,912
		41,052,098

TOTAL FINANCIALS		807,990,383

HEALTH CARE - 20.2%
Biotechnology - 3.0%
Amgen, Inc.	701,564	159,353,247
Biogen, Inc. (a)	263,125	59,466,250
Regeneron Pharmaceuticals, Inc. (a)	185,570	112,936,046
		331,755,543
Health Care Equipment & Supplies - 3.7%
Abiomed, Inc. (a)	80,121	23,705,400
Edwards Lifesciences Corp. (a)	1,100,517	120,176,456
Globus Medical, Inc. (a)	138,248	9,225,289
IDEXX Laboratories, Inc. (a)	150,206	76,199,504
Intuitive Surgical, Inc. (a)	629,767	178,967,186
		408,273,835
Health Care Providers & Services - 0.3%
Quest Diagnostics, Inc.	215,717	29,126,109
Health Care Technology - 0.9%
Cerner Corp.	521,872	47,594,726
Veeva Systems, Inc. Class A (a)	243,916	57,695,891
		105,290,617
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc. (a)	40,814	60,105,962
Pharmaceuticals - 11.8%
Eli Lilly & Co.	1,401,781	343,983,040
Merck & Co., Inc.	4,469,271	364,156,201
Organon & Co.	447,595	14,282,756
Pfizer, Inc.	7,738,102	407,720,594
Royalty Pharma PLC	625,738	25,035,777
Zoetis, Inc. Class A	836,772	167,178,678
		1,322,357,046

TOTAL HEALTH CARE		2,256,909,112

INDUSTRIALS - 5.0%
Building Products - 0.2%
A.O. Smith Corp.	235,168	17,971,539
Electrical Equipment - 0.1%
Atkore, Inc. (a)	81,397	8,772,969
Industrial Conglomerates - 1.5%
3M Co.	1,021,615	169,608,522
Machinery - 2.0%
Illinois Tool Works, Inc.	506,044	118,373,812
Nordson Corp.	95,446	22,195,013
Otis Worldwide Corp.	753,500	64,371,505
Snap-On, Inc.	95,288	19,843,726
		224,784,056
Professional Services - 0.7%
Robert Half International, Inc.	197,689	22,390,256
Verisk Analytics, Inc.	284,872	55,871,945
		78,262,201
Trading Companies & Distributors - 0.5%
Fastenal Co.	1,014,731	57,514,953

TOTAL INDUSTRIALS		556,914,240

INFORMATION TECHNOLOGY - 39.1%
Electronic Equipment & Components - 0.2%
Cognex Corp.	311,986	20,734,590
IT Services - 10.9%
Automatic Data Processing, Inc.	746,971	154,003,011
MasterCard, Inc. Class A	1,267,269	489,647,396
Paychex, Inc.	565,415	66,583,270
VeriSign, Inc. (a)	171,842	37,320,646
Visa, Inc. Class A (b)	2,117,241	478,856,397
		1,226,410,720
Semiconductors & Semiconductor Equipment - 6.1%
Applied Materials, Inc.	1,609,357	222,380,950
Intel Corp.	1,800,113	87,881,517
Texas Instruments, Inc.	1,629,974	292,564,033
Xilinx, Inc.	436,917	84,565,285
		687,391,785
Software - 12.5%
Adobe, Inc. (a)	619,390	330,940,077
Check Point Software Technologies Ltd. (a)	182,880	22,130,309
Fair Isaac Corp. (a)	50,119	24,808,404
Fortinet, Inc. (a)	239,330	71,138,449
Manhattan Associates, Inc. (a)	111,936	14,984,872
Microsoft Corp.	2,913,426	906,017,217
Paycom Software, Inc. (a)	84,872	28,457,582
		1,398,476,910
Technology Hardware, Storage & Peripherals - 9.4%
Apple, Inc.	6,009,065	1,050,264,380

TOTAL INFORMATION TECHNOLOGY		4,383,278,385

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Simon Property Group, Inc.	580,179	85,402,349
TOTAL COMMON STOCKS
(Cost $7,931,906,815)		11,170,636,932

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.08% (c)	217,207,796	217,251,238
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	205,532,546	205,553,100
TOTAL MONEY MARKET FUNDS
(Cost $422,804,338)		422,804,338
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $8,354,711,153)		11,593,441,270
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(394,562,661)
NET ASSETS - 100%		$11,198,878,609

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	126	March 2022	$28,376,775	$(334,082)	$(334,082)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$--	$1,308,011,779	$1,090,760,541	$13,040	$--	$--	$217,251,238	0.4%
Fidelity Securities Lending Cash Central Fund 0.08%	234,182,625	407,314,987	435,944,512	89,659	--	--	205,553,100	0.6%
Total	$234,182,625	$ 1,715,326,766	$ 1,526,705,053	$102,699	$--	$--	$422,804,338

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,360,638,151	$1,360,638,151	$--	$--
Consumer Discretionary	303,375,303	303,375,303	--	--
Consumer Staples	1,416,129,009	1,416,129,009	--	--
Financials	807,990,383	807,990,383	--	--
Health Care	2,256,909,112	2,256,909,112	--	--
Industrials	556,914,240	556,914,240	--	--
Information Technology	4,383,278,385	4,383,278,385	--	--
Real Estate	85,402,349	85,402,349	--	--
Money Market Funds	422,804,338	422,804,338	--	--
Total Investments in Securities:	$11,593,441,270	$11,593,441,270	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(334,082)	$(334,082)	$--	$--
Total Liabilities	$(334,082)	$(334,082)	$--	$--
Total Derivative Instruments:	$(334,082)	$(334,082)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(334,082)
Total Equity Risk	0	(334,082)
Total Value of Derivatives	$0	$(334,082)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $200,854,680) — See accompanying schedule: Unaffiliated issuers (cost $7,931,906,815)	$11,170,636,932
Fidelity Central Funds (cost $422,804,338)	422,804,338
Total Investment in Securities (cost $8,354,711,153)		$11,593,441,270
Segregated cash with brokers for derivative instruments		1,576,800
Cash		1,937,459
Receivable for fund shares sold		17,749,645
Dividends receivable		9,399,768
Distributions receivable from Fidelity Central Funds		17,270
Receivable for daily variation margin on futures contracts		415,464
Prepaid expenses		7,518
Total assets		11,624,545,194
Liabilities
Payable for investments purchased	$218,372,259
Payable for fund shares redeemed	796,680
Accrued management fee	900,956
Other payables and accrued expenses	56,915
Collateral on securities loaned	205,539,775
Total liabilities		425,666,585
Net Assets		$11,198,878,609
Net Assets consist of:
Paid in capital		$7,826,859,462
Total accumulated earnings (loss)		3,372,019,147
Net Assets		$11,198,878,609
Net Asset Value, offering price and redemption price per share ($11,198,878,609 ÷ 623,552,716 shares)		$17.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$64,587,895
Interest		830
Income from Fidelity Central Funds (including $89,659 from security lending)		102,699
Total income		64,691,424
Expenses
Management fee	$5,334,646
Custodian fees and expenses	59,865
Independent trustees' fees and expenses	17,014
Registration fees	45,850
Audit	27,291
Legal	6,895
Interest	7,359
Miscellaneous	17,442
Total expenses before reductions	5,516,362
Expense reductions	(80)
Total expenses after reductions		5,516,282
Net investment income (loss)		59,175,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	223,179,349
Futures contracts	(2,372,673)
Total net realized gain (loss)		220,806,676
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(54,423,347)
Futures contracts	(1,206,602)
Total change in net unrealized appreciation (depreciation)		(55,629,949)
Net gain (loss)		165,176,727
Net increase (decrease) in net assets resulting from operations		$224,351,869

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,175,142	$108,402,119
Net realized gain (loss)	220,806,676	1,050,312,797
Change in net unrealized appreciation (depreciation)	(55,629,949)	1,237,476,779
Net increase (decrease) in net assets resulting from operations	224,351,869	2,396,191,695
Distributions to shareholders	(866,284,891)	(768,878,056)
Share transactions
Proceeds from sales of shares	1,676,480,331	2,963,346,740
Reinvestment of distributions	855,254,434	755,566,663
Cost of shares redeemed	(827,013,667)	(3,542,471,393)
Net increase (decrease) in net assets resulting from share transactions	1,704,721,098	176,442,010
Total increase (decrease) in net assets	1,062,788,076	1,803,755,649
Net Assets
Beginning of period	10,136,090,533	8,332,334,884
End of period	$11,198,878,609	$10,136,090,533
Other Information
Shares
Sold	94,108,781	173,464,583
Issued in reinvestment of distributions	47,131,336	48,649,105
Redeemed	(44,493,566)	(217,407,264)
Net increase (decrease)	96,746,551	4,706,424

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Quality Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.24	$15.96	$15.19	$14.23	$12.27	$10.87
Income from Investment Operations
Net investment income (loss)A,B	.10	.22	.26	.25	.21	.21
Net realized and unrealized gain (loss)	.24	4.58	2.45	1.10	2.25	1.36
Total from investment operations	.34	4.80	2.71	1.35	2.46	1.57
Distributions from net investment income	(.20)	(.28)	(.24)	(.19)	(.19)	(.14)
Distributions from net realized gain	(1.42)	(1.25)	(1.69)	(.20)	(.31)	(.03)
Total distributions	(1.62)	(1.52)C	(1.94)C	(.39)	(.50)	(.17)
Net asset value, end of period	$17.96	$19.24	$15.96	$15.19	$14.23	$12.27
Total ReturnD,E	1.78%	32.64%	20.14%	9.70%	20.71%	14.70%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.10%H	.10%	.11%	.19%	.20%	.21%
Expenses net of fee waivers, if any	.10%H	.10%	.11%	.15%	.15%	.15%
Expenses net of all reductions	.10%H	.10%	.11%	.15%	.15%	.15%
Net investment income (loss)	1.11%H	1.30%	1.83%	1.76%	1.55%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$11,198,879	$10,136,091	$8,332,335	$8,732,756	$7,247,643	$5,093,881
Portfolio turnover rateI	53%H	71%	60%	99%	34%	31%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,372,154,997
Gross unrealized depreciation	(150,612,608)
Net unrealized appreciation (depreciation)	$3,221,542,389
Tax cost	$8,371,564,799

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Quality Index Fund	3,754,143,665	2,844,937,984

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Quality Index Fund	Borrower	$51,226,333.32%		$7,359

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Quality Index Fund	$8,295

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Quality Index Fund	$9,357	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $80.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Large Cap Fund
Fidelity SAI U.S. Quality Index Fund	77%	15%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity SAI U.S. Quality Index Fund	.10%
Actual		$1,000.00	$1,017.80	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Quality Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer groups of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods. No performance peer group information was considered by the Board due to the fact that the peer group does not distinguish between passively-managed and actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2020. The Board considered that Fidelity believes the management fee is reasonable and that, when compared to a subset of the ASPG that Fidelity believes is most comparable, the total expense ratio for the fund ranks below median.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median and above the ASPG competitive median for 2020. The Board considered that, when compared to a subset of the ASPG that FMR believes is most comparable, the fund would not be above the ASPG competitive median for 2020.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.15% through November 30, 2021.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SV4-SANN-0422
1.9868210.106

Fidelity® SAI U.S. Large Cap Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2022

% of fund's net assets
Apple, Inc.	7.1
Microsoft Corp.	6.1
Amazon.com, Inc.	3.4
Alphabet, Inc. Class A	2.1
Tesla, Inc.	2.0
20.7

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Information Technology	28.6
Health Care	13.0
Consumer Discretionary	11.9
Financials	11.3
Communication Services	10.0

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.5%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	2,847,944	$72,622,572
Lumen Technologies, Inc.	367,511	4,542,436
Verizon Communications, Inc.	1,651,163	87,891,406
		165,056,414
Entertainment - 1.5%
Activision Blizzard, Inc.	310,633	24,543,113
Electronic Arts, Inc.	112,788	14,962,456
Live Nation Entertainment, Inc. (a)	53,873	5,899,632
Netflix, Inc. (a)	176,656	75,456,844
Take-Two Interactive Software, Inc. (a)	45,983	7,510,863
The Walt Disney Co. (a)	724,699	103,610,216
		231,983,124
Interactive Media & Services - 6.2%
Alphabet, Inc.:
Class A (a)	119,968	324,641,806
Class C (a)	111,513	302,642,937
Match Group, Inc. (a)	112,899	12,723,717
Meta Platforms, Inc. Class A (a)	943,709	295,626,281
Twitter, Inc. (a)	318,897	11,961,826
		947,596,567
Media - 1.0%
Charter Communications, Inc. Class A (a)	49,338	29,274,209
Comcast Corp. Class A	1,818,392	90,901,416
Discovery Communications, Inc.:
Class A (a)	67,434	1,882,083
Class C (non-vtg.) (a)	121,185	3,314,410
DISH Network Corp. Class A (a)	99,588	3,127,063
Fox Corp.:
Class A	127,525	5,178,790
Class B	58,907	2,190,162
Interpublic Group of Companies, Inc.	157,035	5,581,024
News Corp.:
Class A	156,425	3,478,892
Class B	48,896	1,087,447
Omnicom Group, Inc.	84,771	6,388,343
ViacomCBS, Inc. Class B	241,964	8,093,696
		160,497,535
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	234,127	25,325,518

TOTAL COMMUNICATION SERVICES		1,530,459,158

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.1%
Aptiv PLC (a)	107,885	14,734,933
BorgWarner, Inc.	95,625	4,193,156
		18,928,089
Automobiles - 2.4%
Ford Motor Co.	1,565,507	31,779,792
General Motors Co. (a)	579,025	30,531,988
Tesla, Inc. (a)	324,419	303,889,766
		366,201,546
Distributors - 0.1%
Genuine Parts Co.	56,800	7,567,464
LKQ Corp.	106,952	5,870,595
Pool Corp.	15,988	7,614,285
		21,052,344
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (a)	16,377	40,224,041
Caesars Entertainment, Inc. (a)	85,256	6,491,392
Carnival Corp. (a)(b)	320,831	6,355,662
Chipotle Mexican Grill, Inc. (a)	11,221	16,669,693
Darden Restaurants, Inc.	51,760	7,239,671
Domino's Pizza, Inc.	14,512	6,597,881
Expedia, Inc. (a)	58,229	10,672,793
Hilton Worldwide Holdings, Inc. (a)	111,159	16,130,282
Las Vegas Sands Corp. (a)	137,111	6,005,462
Marriott International, Inc. Class A (a)	109,106	17,579,159
McDonald's Corp.	298,013	77,319,473
MGM Resorts International	155,233	6,631,554
Norwegian Cruise Line Holdings Ltd. (a)(b)	147,576	3,074,008
Penn National Gaming, Inc. (a)	66,253	3,021,799
Royal Caribbean Cruises Ltd. (a)	89,420	6,957,770
Starbucks Corp.	470,603	46,269,687
Wynn Resorts Ltd. (a)	41,975	3,586,764
Yum! Brands, Inc.	116,906	14,633,124
		295,460,215
Household Durables - 0.4%
D.R. Horton, Inc.	129,993	11,597,975
Garmin Ltd.	60,594	7,539,105
Lennar Corp. Class A	108,419	10,420,150
Mohawk Industries, Inc. (a)	21,880	3,454,196
Newell Brands, Inc.	150,996	3,504,617
NVR, Inc. (a)	1,306	6,957,349
PulteGroup, Inc.	100,975	5,320,373
Whirlpool Corp.	24,225	5,091,853
		53,885,618
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	173,942	520,342,275
eBay, Inc.	249,660	14,997,076
Etsy, Inc. (a)	50,562	7,942,279
		543,281,630
Leisure Products - 0.0%
Hasbro, Inc.	51,715	4,782,603
Multiline Retail - 0.5%
Dollar General Corp.	93,048	19,398,647
Dollar Tree, Inc. (a)	89,699	11,770,303
Target Corp.	194,638	42,904,054
		74,073,004
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	25,126	5,816,920
AutoZone, Inc. (a)	8,362	16,609,859
Bath & Body Works, Inc.	105,436	5,911,797
Best Buy Co., Inc.	88,285	8,764,935
CarMax, Inc. (a)	64,653	7,187,474
Gap, Inc. (b)	85,499	1,544,967
Lowe's Companies, Inc.	276,153	65,544,915
O'Reilly Automotive, Inc. (a)	26,871	17,513,174
Ross Stores, Inc.	141,726	13,853,717
The Home Depot, Inc.	420,894	154,459,680
TJX Companies, Inc.	479,592	34,516,236
Tractor Supply Co.	45,391	9,909,309
Ulta Beauty, Inc. (a)	21,679	7,885,519
		349,518,502
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	509,609	75,457,805
PVH Corp.	28,337	2,692,298
Ralph Lauren Corp.	19,437	2,154,397
Tapestry, Inc.	109,732	4,164,329
Under Armour, Inc.:
Class A (sub. vtg.) (a)	75,225	1,416,487
Class C (non-vtg.) (a)	85,785	1,371,702
VF Corp.	130,017	8,478,409
		95,735,427

TOTAL CONSUMER DISCRETIONARY		1,822,918,978

CONSUMER STAPLES - 6.1%
Beverages - 1.5%
Brown-Forman Corp. Class B (non-vtg.)	72,878	4,914,164
Constellation Brands, Inc. Class A (sub. vtg.)	65,511	15,575,240
Molson Coors Beverage Co. Class B	75,139	3,581,125
Monster Beverage Corp. (a)	149,830	12,993,258
PepsiCo, Inc.	551,424	95,683,092
The Coca-Cola Co.	1,550,388	94,589,172
		227,336,051
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	176,206	89,006,937
Kroger Co.	269,883	11,764,200
Sysco Corp.	204,455	15,978,158
Walgreens Boots Alliance, Inc.	286,532	14,257,832
Walmart, Inc.	567,170	79,296,038
		210,303,165
Food Products - 0.9%
Archer Daniels Midland Co.	223,114	16,733,550
Campbell Soup Co.	80,726	3,561,631
Conagra Brands, Inc.	191,308	6,649,866
General Mills, Inc.	241,559	16,590,272
Hormel Foods Corp.	112,519	5,341,277
Kellogg Co.	102,035	6,428,205
Lamb Weston Holdings, Inc.	58,255	3,740,554
McCormick & Co., Inc. (non-vtg.)	99,445	9,975,328
Mondelez International, Inc.	556,337	37,291,269
The Hershey Co.	57,984	11,426,907
The J.M. Smucker Co.	43,215	6,075,165
The Kraft Heinz Co.	283,137	10,136,305
Tyson Foods, Inc. Class A	117,577	10,686,574
		144,636,903
Household Products - 1.4%
Church & Dwight Co., Inc.	97,370	9,995,031
Colgate-Palmolive Co.	336,142	27,714,908
Kimberly-Clark Corp.	134,288	18,484,743
Procter & Gamble Co.	965,114	154,852,541
The Clorox Co.	48,999	8,224,972
		219,272,195
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	92,408	28,811,890
Tobacco - 0.7%
Altria Group, Inc.	732,621	37,275,756
Philip Morris International, Inc.	620,888	63,858,331
		101,134,087

TOTAL CONSUMER STAPLES		931,494,291

ENERGY - 3.4%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	348,590	9,565,310
Halliburton Co.	356,986	10,973,750
Schlumberger Ltd.	559,393	21,855,485
		42,394,545
Oil, Gas & Consumable Fuels - 3.1%
APA Corp.	144,879	4,811,432
Chevron Corp.	768,792	100,965,453
ConocoPhillips Co.	526,017	46,615,627
Coterra Energy, Inc.	324,467	7,105,827
Devon Energy Corp.	251,099	12,698,076
Diamondback Energy, Inc.	67,920	8,568,787
EOG Resources, Inc.	233,343	26,013,078
Exxon Mobil Corp.	1,688,414	128,251,927
Hess Corp.	109,936	10,145,993
Kinder Morgan, Inc.	777,685	13,500,612
Marathon Oil Corp.	310,492	6,045,279
Marathon Petroleum Corp.	245,506	17,615,056
Occidental Petroleum Corp.	353,863	13,330,019
ONEOK, Inc.	177,847	10,791,756
Phillips 66 Co.	174,749	14,816,968
Pioneer Natural Resources Co.	90,549	19,820,271
The Williams Companies, Inc.	484,573	14,508,116
Valero Energy Corp.	163,050	13,528,259
		469,132,536

TOTAL ENERGY		511,527,081

FINANCIALS - 11.3%
Banks - 4.2%
Bank of America Corp.	2,872,270	132,526,538
Citigroup, Inc.	791,357	51,533,168
Citizens Financial Group, Inc.	169,974	8,748,562
Comerica, Inc.	52,305	4,852,858
Fifth Third Bancorp	272,691	12,170,199
First Republic Bank	71,492	12,410,296
Huntington Bancshares, Inc.	576,870	8,687,662
JPMorgan Chase & Co.	1,178,607	175,141,000
KeyCorp	371,320	9,305,279
M&T Bank Corp.	51,321	8,692,751
Peoples United Financial, Inc.	170,703	3,308,224
PNC Financial Services Group, Inc.	168,556	34,720,850
Regions Financial Corp.	380,183	8,721,398
Signature Bank	24,181	7,366,258
SVB Financial Group (a)	23,405	13,666,180
Truist Financial Corp.	532,378	33,443,986
U.S. Bancorp	538,142	31,314,483
Wells Fargo & Co.	1,590,172	85,551,254
Zions Bancorp NA	62,401	4,232,036
		646,392,982
Capital Markets - 3.0%
Ameriprise Financial, Inc.	44,623	13,579,225
Bank of New York Mellon Corp.	303,002	17,955,899
BlackRock, Inc. Class A	56,952	46,868,079
Cboe Global Markets, Inc.	42,531	5,041,199
Charles Schwab Corp.	599,573	52,582,552
CME Group, Inc.	143,333	32,894,924
FactSet Research Systems, Inc.	15,012	6,333,413
Franklin Resources, Inc.	112,072	3,582,942
Goldman Sachs Group, Inc.	135,382	48,017,288
Intercontinental Exchange, Inc.	224,694	28,459,742
Invesco Ltd.	136,114	3,084,343
MarketAxess Holdings, Inc.	15,165	5,224,039
Moody's Corp.	64,502	22,124,186
Morgan Stanley	572,512	58,705,380
MSCI, Inc.	32,881	17,628,162
NASDAQ, Inc.	46,684	8,366,240
Northern Trust Corp.	82,818	9,659,892
Raymond James Financial, Inc.	73,863	7,819,876
S&P Global, Inc.	96,115	39,908,870
State Street Corp.	145,819	13,779,896
T. Rowe Price Group, Inc.	89,634	13,842,179
		455,458,326
Consumer Finance - 0.6%
American Express Co.	250,213	44,993,302
Capital One Financial Corp.	169,745	24,906,684
Discover Financial Services	116,883	13,529,207
Synchrony Financial	218,255	9,295,480
		92,724,673
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	730,382	228,624,174
Insurance - 2.0%
AFLAC, Inc.	242,721	15,247,733
Allstate Corp.	114,331	13,796,322
American International Group, Inc.	331,136	19,123,104
Aon PLC	87,872	24,291,336
Arthur J. Gallagher & Co.	82,666	13,056,268
Assurant, Inc.	22,723	3,465,485
Brown & Brown, Inc.	93,489	6,196,451
Chubb Ltd.	171,786	33,889,942
Cincinnati Financial Corp.	59,767	7,042,346
Everest Re Group Ltd.	15,701	4,449,663
Globe Life, Inc.	37,051	3,790,317
Hartford Financial Services Group, Inc.	135,738	9,755,490
Lincoln National Corp.	67,746	4,740,865
Loews Corp.	79,927	4,768,445
Marsh & McLennan Companies, Inc.	201,360	30,936,950
MetLife, Inc.	285,147	19,121,958
Principal Financial Group, Inc.	98,314	7,182,821
Progressive Corp.	233,333	25,353,964
Prudential Financial, Inc.	150,752	16,819,401
The Travelers Companies, Inc.	98,112	16,304,252
W.R. Berkley Corp.	55,654	4,702,763
Willis Towers Watson PLC	49,695	11,626,642
		295,662,518

TOTAL FINANCIALS		1,718,862,673

HEALTH CARE - 13.0%
Biotechnology - 1.8%
AbbVie, Inc.	705,059	96,515,527
Amgen, Inc.	224,639	51,024,502
Biogen, Inc. (a)	58,583	13,239,758
Gilead Sciences, Inc.	500,268	34,358,406
Incyte Corp. (a)	74,880	5,565,830
Moderna, Inc. (a)	140,679	23,821,175
Regeneron Pharmaceuticals, Inc. (a)	42,163	25,659,980
Vertex Pharmaceuticals, Inc. (a)	101,400	24,645,270
		274,830,448
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	705,221	89,887,469
Abiomed, Inc. (a)	18,145	5,368,561
Align Technology, Inc. (a)	29,246	14,475,600
Baxter International, Inc.	199,684	17,061,001
Becton, Dickinson & Co.	114,536	29,108,179
Boston Scientific Corp. (a)	568,310	24,380,499
Dentsply Sirona, Inc.	87,184	4,657,369
DexCom, Inc. (a)	38,654	16,639,774
Edwards Lifesciences Corp. (a)	248,994	27,190,145
Hologic, Inc. (a)	101,094	7,100,843
IDEXX Laboratories, Inc. (a)	33,817	17,155,364
Intuitive Surgical, Inc. (a)	142,366	40,457,570
Medtronic PLC	536,730	55,546,188
ResMed, Inc.	58,117	13,285,546
STERIS PLC	39,891	8,951,540
Stryker Corp.	133,900	33,213,895
Teleflex, Inc.	18,682	5,794,970
The Cooper Companies, Inc.	19,663	7,831,773
Zimmer Biomet Holdings, Inc.	83,316	10,249,534
		428,355,820
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	59,665	8,126,373
Anthem, Inc.	96,799	42,687,391
Cardinal Health, Inc.	112,381	5,795,488
Centene Corp. (a)	232,710	18,095,530
Cigna Corp.	132,179	30,461,972
CVS Health Corp.	526,460	56,073,255
DaVita HealthCare Partners, Inc. (a)	26,009	2,818,595
HCA Holdings, Inc.	95,511	22,927,416
Henry Schein, Inc. (a)	55,306	4,164,542
Humana, Inc.	51,261	20,119,943
Laboratory Corp. of America Holdings (a)	38,167	10,356,997
McKesson Corp.	60,892	15,632,194
Quest Diagnostics, Inc.	48,925	6,605,854
UnitedHealth Group, Inc.	375,625	177,509,106
Universal Health Services, Inc. Class B	29,162	3,792,810
		425,167,466
Health Care Technology - 0.1%
Cerner Corp.	117,341	10,701,499
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	120,731	16,820,243
Bio-Rad Laboratories, Inc. Class A (a)	8,617	5,167,873
Bio-Techne Corp.	15,671	5,898,721
Charles River Laboratories International, Inc. (a)	20,126	6,636,750
Danaher Corp.	253,636	72,486,632
Illumina, Inc. (a)	62,335	21,743,695
IQVIA Holdings, Inc. (a)	76,190	18,658,931
Mettler-Toledo International, Inc. (a)	9,167	13,500,058
PerkinElmer, Inc.	50,330	8,665,316
Thermo Fisher Scientific, Inc.	157,153	91,353,039
Waters Corp. (a)	24,342	7,792,361
West Pharmaceutical Services, Inc.	29,544	11,617,292
		280,340,911
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	885,230	57,442,575
Catalent, Inc. (a)	68,272	7,095,509
Eli Lilly & Co.	316,648	77,702,253
Johnson & Johnson	1,049,922	180,891,061
Merck & Co., Inc.	1,007,387	82,081,893
Organon & Co.	101,120	3,226,739
Pfizer, Inc.	2,238,501	117,946,618
Viatris, Inc.	482,322	7,220,360
Zoetis, Inc. Class A	188,690	37,698,375
		571,305,383

TOTAL HEALTH CARE		1,990,701,527

INDUSTRIALS - 7.8%
Aerospace & Defense - 1.5%
General Dynamics Corp.	92,427	19,603,767
Howmet Aerospace, Inc.	153,344	4,767,465
Huntington Ingalls Industries, Inc.	15,977	2,990,894
L3Harris Technologies, Inc.	78,258	16,378,617
Lockheed Martin Corp.	97,889	38,091,547
Northrop Grumman Corp.	59,434	21,984,637
Raytheon Technologies Corp.	596,939	53,837,928
Textron, Inc.	87,909	5,983,087
The Boeing Co. (a)	220,321	44,117,077
TransDigm Group, Inc. (a)	20,881	12,866,663
		220,621,682
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	51,841	5,425,161
Expeditors International of Washington, Inc.	67,561	7,734,383
FedEx Corp.	97,470	23,963,974
United Parcel Service, Inc. Class B	290,800	58,802,668
		95,926,186
Airlines - 0.2%
Alaska Air Group, Inc. (a)	49,973	2,735,522
American Airlines Group, Inc. (a)(b)	258,241	4,253,229
Delta Air Lines, Inc. (a)	255,247	10,130,753
Southwest Airlines Co. (a)	236,067	10,566,359
United Airlines Holdings, Inc. (a)	129,140	5,537,523
		33,223,386
Building Products - 0.5%
A.O. Smith Corp.	53,118	4,059,278
Allegion PLC	35,773	4,390,420
Carrier Global Corp.	345,608	16,478,589
Fortune Brands Home & Security, Inc.	54,133	5,097,705
Johnson Controls International PLC	282,641	20,539,521
Masco Corp.	97,346	6,164,922
Trane Technologies PLC	94,735	16,398,629
		73,129,064
Commercial Services & Supplies - 0.4%
Cintas Corp.	35,055	13,725,084
Copart, Inc. (a)	85,103	10,999,563
Republic Services, Inc.	83,465	10,655,142
Rollins, Inc.	90,270	2,784,830
Waste Management, Inc.	153,485	23,090,283
		61,254,902
Construction & Engineering - 0.0%
Quanta Services, Inc.	56,831	5,837,680
Electrical Equipment - 0.5%
AMETEK, Inc.	92,256	12,617,853
Eaton Corp. PLC	158,968	25,185,300
Emerson Electric Co.	238,412	21,921,983
Generac Holdings, Inc. (a)	25,161	7,104,963
Rockwell Automation, Inc.	46,255	13,377,871
		80,207,970
Industrial Conglomerates - 1.0%
3M Co.	229,819	38,154,550
General Electric Co.	437,954	41,377,894
Honeywell International, Inc.	274,554	56,140,802
Roper Technologies, Inc.	42,069	18,390,884
		154,064,130
Machinery - 1.6%
Caterpillar, Inc.	215,736	43,483,748
Cummins, Inc.	57,043	12,599,658
Deere & Co.	112,528	42,355,539
Dover Corp.	57,424	9,756,912
Fortive Corp.	143,006	10,087,643
IDEX Corp.	30,322	6,532,572
Illinois Tool Works, Inc.	113,914	26,646,763
Ingersoll Rand, Inc.	162,551	9,136,992
Otis Worldwide Corp.	169,404	14,472,184
PACCAR, Inc.	138,459	12,875,302
Parker Hannifin Corp.	51,487	15,961,485
Pentair PLC	65,996	4,203,945
Snap-On, Inc.	21,427	4,462,173
Stanley Black & Decker, Inc.	65,020	11,355,743
Westinghouse Air Brake Tech Co.	74,507	6,623,672
Xylem, Inc.	71,917	7,552,723
		238,107,054
Professional Services - 0.4%
Equifax, Inc.	48,656	11,665,763
IHS Markit Ltd.	159,064	18,577,085
Jacobs Engineering Group, Inc.	51,971	6,765,585
Leidos Holdings, Inc.	55,970	5,006,517
Nielsen Holdings PLC	143,096	2,698,791
Robert Half International, Inc.	44,401	5,028,857
Verisk Analytics, Inc.	64,273	12,605,863
		62,348,461
Road & Rail - 0.9%
CSX Corp.	884,567	30,269,883
J.B. Hunt Transport Services, Inc.	33,505	6,451,053
Norfolk Southern Corp.	97,050	26,396,630
Old Dominion Freight Lines, Inc.	37,153	11,217,605
Union Pacific Corp.	256,389	62,699,930
		137,035,101
Trading Companies & Distributors - 0.2%
Fastenal Co.	229,383	13,001,428
United Rentals, Inc. (a)	28,872	9,242,505
W.W. Grainger, Inc.	17,259	8,545,103
		30,789,036

TOTAL INDUSTRIALS		1,192,544,652

INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	89,461	11,120,897
Cisco Systems, Inc.	1,682,057	93,640,113
F5, Inc. (a)	24,053	4,993,884
Juniper Networks, Inc.	129,688	4,515,736
Motorola Solutions, Inc.	67,359	15,623,246
		129,893,876
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	238,503	18,982,454
CDW Corp.	54,128	10,232,898
Corning, Inc.	306,317	12,877,567
IPG Photonics Corp. (a)	14,245	2,200,425
Keysight Technologies, Inc. (a)	73,460	12,401,517
TE Connectivity Ltd.	130,139	18,611,178
Teledyne Technologies, Inc. (a)	18,607	7,841,548
Trimble, Inc. (a)	100,106	7,223,649
Zebra Technologies Corp. Class A (a)	21,313	10,850,875
		101,222,111
IT Services - 4.6%
Accenture PLC Class A	251,909	89,069,984
Akamai Technologies, Inc. (a)	64,799	7,422,725
Automatic Data Processing, Inc.	168,055	34,647,899
Broadridge Financial Solutions, Inc.	46,493	7,402,615
Cognizant Technology Solutions Corp. Class A	209,479	17,893,696
DXC Technology Co. (a)	100,598	3,025,988
EPAM Systems, Inc. (a)	22,621	10,770,763
Fidelity National Information Services, Inc.	242,854	29,123,052
Fiserv, Inc. (a)	236,980	25,048,786
FleetCor Technologies, Inc. (a)	32,383	7,715,574
Gartner, Inc. (a)	32,798	9,639,004
Global Payments, Inc.	115,717	17,343,664
IBM Corp.	357,658	47,772,379
Jack Henry & Associates, Inc.	29,529	4,955,261
MasterCard, Inc. Class A	345,969	133,675,502
Paychex, Inc.	127,990	15,072,102
PayPal Holdings, Inc. (a)	468,581	80,567,817
VeriSign, Inc. (a)	38,541	8,370,334
Visa, Inc. Class A	668,814	151,265,662
		700,782,807
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. (a)	481,614	55,024,400
Analog Devices, Inc.	214,328	35,143,362
Applied Materials, Inc.	360,102	49,758,894
Broadcom, Inc.	164,159	96,177,475
Enphase Energy, Inc. (a)	53,805	7,557,988
Intel Corp.	1,621,985	79,185,308
KLA Corp.	60,469	23,538,768
Lam Research Corp.	56,153	33,125,778
Microchip Technology, Inc.	221,291	17,145,627
Micron Technology, Inc.	446,125	36,702,704
Monolithic Power Systems, Inc.	17,280	6,962,630
NVIDIA Corp.	997,040	244,135,214
NXP Semiconductors NV	106,058	21,788,556
Qorvo, Inc. (a)	43,959	6,034,692
Qualcomm, Inc.	446,674	78,507,422
Skyworks Solutions, Inc.	65,862	9,650,100
SolarEdge Technologies, Inc. (a)	20,946	4,989,756
Teradyne, Inc.	65,009	7,634,007
Texas Instruments, Inc.	368,317	66,109,218
Xilinx, Inc.	98,859	19,134,159
		898,306,058
Software - 9.2%
Adobe, Inc. (a)	189,757	101,387,165
ANSYS, Inc. (a)	34,798	11,831,668
Autodesk, Inc. (a)	87,680	21,901,587
Cadence Design Systems, Inc. (a)	110,528	16,815,730
Ceridian HCM Holding, Inc. (a)	54,318	4,118,391
Citrix Systems, Inc.	49,741	5,070,598
Fortinet, Inc. (a)	54,121	16,086,926
Intuit, Inc.	112,931	62,702,679
Microsoft Corp.	2,994,302	931,168,036
NortonLifeLock, Inc.	232,013	6,034,658
Oracle Corp.	643,240	52,205,358
Paycom Software, Inc. (a)	19,198	6,437,089
PTC, Inc. (a)	42,132	4,898,266
Salesforce.com, Inc. (a)	390,441	90,828,290
ServiceNow, Inc. (a)	79,364	46,489,844
Synopsys, Inc. (a)	60,821	18,884,921
Tyler Technologies, Inc. (a)	16,342	7,742,840
		1,404,604,046
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	6,215,976	1,086,428,285
Hewlett Packard Enterprise Co.	521,667	8,518,822
HP, Inc.	459,644	16,882,724
NetApp, Inc.	89,186	7,715,481
Seagate Technology Holdings PLC	81,688	8,752,869
Western Digital Corp. (a)	124,280	6,430,247
		1,134,728,428

TOTAL INFORMATION TECHNOLOGY		4,369,537,326

MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	88,284	24,906,682
Albemarle Corp. U.S.	46,652	10,297,962
Celanese Corp. Class A	43,419	6,760,772
CF Industries Holdings, Inc.	85,536	5,890,864
Corteva, Inc.	290,700	13,976,856
Dow, Inc.	294,970	17,618,558
DuPont de Nemours, Inc.	206,628	15,827,705
Eastman Chemical Co.	53,617	6,376,670
Ecolab, Inc.	99,430	18,837,014
FMC Corp.	50,550	5,579,204
International Flavors & Fragrances, Inc.	101,509	13,391,067
Linde PLC	204,415	65,142,972
LyondellBasell Industries NV Class A	104,848	10,141,947
PPG Industries, Inc.	94,679	14,788,860
Sherwin-Williams Co.	96,203	27,563,122
The Mosaic Co.	147,725	5,901,614
		263,001,869
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	24,879	9,680,916
Vulcan Materials Co.	52,925	10,072,157
		19,753,073
Containers & Packaging - 0.3%
Amcor PLC	611,452	7,343,539
Avery Dennison Corp.	33,020	6,782,968
Ball Corp.	129,174	12,542,795
International Paper Co.	154,446	7,452,020
Packaging Corp. of America	37,884	5,706,467
Sealed Air Corp.	59,088	4,013,257
WestRock Co.	106,487	4,915,440
		48,756,486
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	585,651	21,797,930
Newmont Corp.	318,030	19,453,895
Nucor Corp.	113,981	11,557,673
		52,809,498

TOTAL MATERIALS		384,320,926

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	56,240	10,957,802
American Tower Corp.	181,626	45,678,939
AvalonBay Communities, Inc.	55,730	13,610,938
Boston Properties, Inc.	56,691	6,353,927
Crown Castle International Corp.	172,370	31,459,249
Digital Realty Trust, Inc.	113,179	16,889,702
Duke Realty Corp.	151,889	8,776,146
Equinix, Inc.	35,910	26,031,159
Equity Residential (SBI)	136,101	12,076,242
Essex Property Trust, Inc.	25,958	8,631,035
Extra Space Storage, Inc.	53,398	10,582,950
Federal Realty Investment Trust (SBI)	27,921	3,559,648
Healthpeak Properties, Inc.	214,990	7,604,196
Host Hotels & Resorts, Inc. (a)	284,768	4,937,877
Iron Mountain, Inc.	115,477	5,302,704
Kimco Realty Corp.	245,841	5,964,103
Mid-America Apartment Communities, Inc.	45,919	9,490,539
Prologis (REIT), Inc.	294,856	46,239,318
Public Storage	60,843	21,814,041
Realty Income Corp.	225,635	15,661,325
Regency Centers Corp.	61,455	4,409,396
SBA Communications Corp. Class A	43,384	14,118,889
Simon Property Group, Inc.	131,055	19,291,296
UDR, Inc.	115,910	6,588,324
Ventas, Inc.	159,197	8,440,625
Vornado Realty Trust	63,410	2,600,444
Welltower, Inc.	173,594	15,038,448
Weyerhaeuser Co.	298,731	12,077,694
		394,186,956
Real Estate Management & Development - 0.1%
CBRE Group, Inc.	133,470	13,525,850

TOTAL REAL ESTATE		407,712,806

UTILITIES - 2.5%
Electric Utilities - 1.6%
Alliant Energy Corp.	99,849	5,976,961
American Electric Power Co., Inc.	200,862	18,157,925
Duke Energy Corp.	306,777	32,229,992
Edison International	151,513	9,513,501
Entergy Corp.	80,154	8,958,813
Evergy, Inc.	91,451	5,940,657
Eversource Energy	137,115	12,270,421
Exelon Corp.	390,169	22,610,294
FirstEnergy Corp.	217,123	9,110,481
NextEra Energy, Inc.	782,531	61,131,322
NRG Energy, Inc.	97,646	3,899,005
Pinnacle West Capital Corp.	44,994	3,132,032
PPL Corp.	299,399	8,886,162
Southern Co.	422,667	29,371,130
Xcel Energy, Inc.	214,831	14,965,127
		246,153,823
Gas Utilities - 0.0%
Atmos Energy Corp.	52,814	5,662,717
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	265,896	5,897,573
Multi-Utilities - 0.8%
Ameren Corp.	102,738	9,116,970
CenterPoint Energy, Inc.	250,802	7,112,745
CMS Energy Corp.	115,537	7,438,272
Consolidated Edison, Inc.	141,080	12,196,366
Dominion Energy, Inc.	323,004	26,053,503
DTE Energy Co.	77,262	9,304,663
NiSource, Inc.	156,618	4,570,113
Public Service Enterprise Group, Inc.	201,666	13,416,839
Sempra Energy	127,356	17,595,505
WEC Energy Group, Inc.	125,800	12,207,632
		119,012,608
Water Utilities - 0.1%
American Water Works Co., Inc.	72,401	11,642,081

TOTAL UTILITIES		388,368,802

TOTAL COMMON STOCKS
(Cost $7,947,636,598)		15,248,448,220

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.08% (c)	550,378,838	550,488,914
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	7,396,684	7,397,424
TOTAL MONEY MARKET FUNDS
(Cost $557,886,338)		557,886,338
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $8,505,522,936)		15,806,334,558
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(530,500,445)
NET ASSETS - 100%		$15,275,834,113

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	150	March 2022	$33,781,875	$1,654,604	$1,654,604

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$26,198,811	$2,327,802,210	$1,803,512,107	$18,998	$--	$--	$550,488,914	1.0%
Fidelity Securities Lending Cash Central Fund 0.08%	240,088,399	280,017,522	512,708,497	38,388	--	--	7,397,424	0.0%
Total	$266,287,210	$2,607,819,732	$2,316,220,604	$57,386	$--	$--	$557,886,338

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,530,459,158	$1,530,459,158	$--	$--
Consumer Discretionary	1,822,918,978	1,822,918,978	--	--
Consumer Staples	931,494,291	931,494,291	--	--
Energy	511,527,081	511,527,081	--	--
Financials	1,718,862,673	1,718,862,673	--	--
Health Care	1,990,701,527	1,990,701,527	--	--
Industrials	1,192,544,652	1,192,544,652	--	--
Information Technology	4,369,537,326	4,369,537,326	--	--
Materials	384,320,926	384,320,926	--	--
Real Estate	407,712,806	407,712,806	--	--
Utilities	388,368,802	388,368,802	--	--
Money Market Funds	557,886,338	557,886,338	--	--
Total Investments in Securities:	$15,806,334,558	$15,806,334,558	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$1,654,604	$1,654,604	$--	$--
Total Assets	$1,654,604	$1,654,604	$--	$--
Total Derivative Instruments:	$1,654,604	$1,654,604	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,654,604	$0
Total Equity Risk	1,654,604	0
Total Value of Derivatives	$1,654,604	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,614,146) — See accompanying schedule: Unaffiliated issuers (cost $7,947,636,598)	$15,248,448,220
Fidelity Central Funds (cost $557,886,338)	557,886,338
Total Investment in Securities (cost $8,505,522,936)		$15,806,334,558
Segregated cash with brokers for derivative instruments		1,609,200
Cash		144,664
Receivable for fund shares sold		113,388,006
Dividends receivable		10,427,318
Distributions receivable from Fidelity Central Funds		3,810
Receivable for daily variation margin on futures contracts		897,801
Prepaid expenses		13,487
Receivable from investment adviser for expense reductions		41,022
Total assets		15,932,859,866
Liabilities
Payable for investments purchased	$644,767,593
Payable for fund shares redeemed	4,571,733
Accrued management fee	181,502
Other payables and accrued expenses	77,325
Collateral on securities loaned	7,427,600
Total liabilities		657,025,753
Net Assets		$15,275,834,113
Net Assets consist of:
Paid in capital		$7,705,700,762
Total accumulated earnings (loss)		7,570,133,351
Net Assets		$15,275,834,113
Net Asset Value, offering price and redemption price per share ($15,275,834,113 ÷ 708,527,677 shares)		$21.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$102,126,424
Income from Fidelity Central Funds (including $38,388 from security lending)		57,386
Total income		102,183,810
Expenses
Management fee	$1,147,512
Custodian fees and expenses	97,375
Independent trustees' fees and expenses	27,147
Registration fees	48,509
Audit	27,496
Legal	14,823
Interest	15,389
Miscellaneous	28,995
Total expenses before reductions	1,407,246
Expense reductions	(215,880)
Total expenses after reductions		1,191,366
Net investment income (loss)		100,992,444
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	401,606,118
Futures contracts	(353,404)
Total net realized gain (loss)		401,252,714
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	108,808,652
Futures contracts	128,810
Total change in net unrealized appreciation (depreciation)		108,937,462
Net gain (loss)		510,190,176
Net increase (decrease) in net assets resulting from operations		$611,182,620

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,992,444	$248,727,341
Net realized gain (loss)	401,252,714	2,275,157,598
Change in net unrealized appreciation (depreciation)	108,937,462	2,773,867,431
Net increase (decrease) in net assets resulting from operations	611,182,620	5,297,752,370
Distributions to shareholders	(1,599,790,076)	(616,908,279)
Share transactions
Proceeds from sales of shares	6,241,384,354	18,319,849,544
Reinvestment of distributions	1,583,014,796	610,586,296
Cost of shares redeemed	(5,527,727,803)	(25,049,954,195)
Net increase (decrease) in net assets resulting from share transactions	2,296,671,347	(6,119,518,355)
Total increase (decrease) in net assets	1,308,063,891	(1,438,674,264)
Net Assets
Beginning of period	13,967,770,222	15,406,444,486
End of period	$15,275,834,113	$13,967,770,222
Other Information
Shares
Sold	277,582,228	920,285,819
Issued in reinvestment of distributions	74,073,945	32,481,306
Redeemed	(246,230,912)	(1,221,017,368)
Net increase (decrease)	105,425,261	(268,250,243)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Large Cap Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.16	$17.68	$16.09	$15.21	$13.30	$11.55
Income from Investment Operations
Net investment income (loss)A,B	.15	.31	.32	.30	.27	.25
Net realized and unrealized gain (loss)	.61	5.94	1.56	.87	1.86	1.59
Total from investment operations	.76	6.25	1.88	1.17	2.13	1.84
Distributions from net investment income	(.34)	(.35)	(.29)	(.28)	(.19)	(.09)
Distributions from net realized gain	(2.02)	(.42)	–	(.01)	(.03)	–C
Total distributions	(2.36)	(.77)	(.29)	(.29)	(.22)	(.09)
Net asset value, end of period	$21.56	$23.16	$17.68	$16.09	$15.21	$13.30
Total ReturnD,E	3.43%	36.43%	11.84%	7.97%	16.22%	16.03%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.02%H	.02%	.02%	.09%	.09%	.09%
Expenses net of fee waivers, if any	.02%H	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%H	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.32%H	1.52%	1.97%	2.00%	1.87%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$15,275,834	$13,967,770	$15,406,444	$14,046,976	$13,692,497	$8,155,030
Portfolio turnover rateI	61%H	86%	80%	41%	26%	17%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity SAI U.S. Large Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,391,135,225
Gross unrealized depreciation	(208,491,864)
Net unrealized appreciation (depreciation)	$7,182,643,361
Tax cost	$8,625,345,801

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Large Cap Index Fund	5,424,537,879	4,611,455,815

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .015% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Large Cap Index Fund	Borrower	$48,855,306.32%		$15,389

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Large Cap Index Fund	$12,489

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Large Cap Index Fund	$3,544	$–	$–

9. Expense Reductions.

Effective September 1, 2021, the investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .015% of average net assets. This reimbursement will remain in place through November 30, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $215,795.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $85.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Large Cap Fund
Fidelity SAI U.S. Large Cap Index Fund	10%	17%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity SAI U.S. Large Cap Index Fund	.02%
Actual		$1,000.00	$1,034.30	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Large Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods. No performance peer group information was considered by the Board due to the fact that the peer group does not distinguish between passively-managed and actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.02% to 0.015%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

At its July 2021 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective August 1, 2021) that lowered the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2020.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.015% through November 30, 2021.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SV9-SANN-0422
1.9870994.105

Fidelity® SAI Real Estate Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Prologis (REIT), Inc.	7.3
American Tower Corp.	7.2
Crown Castle International Corp.	5.0
Equinix, Inc.	4.1
Public Storage	3.6
Simon Property Group, Inc.	3.1
Digital Realty Trust, Inc.	2.7
Realty Income Corp.	2.4
Welltower, Inc.	2.3
SBA Communications Corp. Class A	2.3
40.0

Top Five REIT Sectors as of January 31, 2022

% of fund's net assets
REITs - Diversified	23.2
REITs - Apartments	12.1
REITs - Management/Investment	10.6
REITs - Warehouse/Industrial	10.1
REITs - Storage	7.8

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 0.2%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 94.4%
REITs - Apartments - 12.1%
American Campus Communities, Inc.	63,701	$3,329,014
American Homes 4 Rent Class A	134,929	5,279,772
Apartment Investment & Management Co. Class A (a)	69,909	491,460
AvalonBay Communities, Inc.	63,915	15,609,960
Camden Property Trust (SBI)	46,178	7,392,636
Centerspace	6,311	601,943
Equity Residential (SBI)	162,063	14,379,850
Essex Property Trust, Inc.	29,880	9,935,100
Independence Realty Trust, Inc.	50,471	1,160,328
Invitation Homes, Inc.	270,927	11,373,515
Mid-America Apartment Communities, Inc.	53,519	11,061,307
UDR, Inc.	135,850	7,721,714
		88,336,599
REITs - Diversified - 23.2%
Alexander & Baldwin, Inc.	33,088	759,370
American Finance Trust, Inc.	53,697	443,537
Apartment Income (REIT) Corp.	73,264	3,869,804
Apple Hospitality (REIT), Inc.	98,359	1,586,531
Armada Hoffler Properties, Inc.	28,533	400,318
Broadstone Net Lease, Inc.	72,768	1,681,668
CorePoint Lodging, Inc. (a)	17,115	268,877
Cousins Properties, Inc.	68,708	2,649,380
Crown Castle International Corp.	199,728	36,452,357
Digital Realty Trust, Inc.	130,698	19,504,063
Digitalbridge Group, Inc. (a)	232,408	1,696,578
Duke Realty Corp.	174,515	10,083,477
EPR Properties	35,137	1,544,974
Equinix, Inc.	41,523	30,100,023
Gaming & Leisure Properties	103,870	4,692,847
Gladstone Commercial Corp.	15,132	350,911
Gladstone Land Corp.	13,941	424,922
Global Net Lease, Inc.	42,408	608,131
Lamar Advertising Co. Class A	40,413	4,476,144
NexPoint Residential Trust, Inc.	10,129	803,230
One Liberty Properties, Inc.	8,082	246,501
Outfront Media, Inc.	70,094	1,741,135
Potlatch Corp.	32,706	1,759,256
Preferred Apartment Communities, Inc. Class A	22,421	373,982
PS Business Parks, Inc.	9,478	1,582,447
Safehold, Inc.	9,413	582,665
SBA Communications Corp. Class A	50,636	16,478,980
Store Capital Corp.	117,456	3,724,530
Uniti Group, Inc.	112,617	1,358,161
VICI Properties, Inc.	289,211	8,277,219
Vornado Realty Trust	75,506	3,096,501
Washington REIT (SBI)	34,941	860,247
WP Carey, Inc.	84,463	6,554,329
		169,033,095
REITs - Health Care - 7.3%
CareTrust (REIT), Inc.	47,562	1,008,790
Community Healthcare Trust, Inc.	13,436	609,188
Diversified Healthcare Trust (SBI)	114,987	350,710
Global Medical REIT, Inc.	33,466	565,910
Healthcare Realty Trust, Inc.	66,273	2,055,788
Healthcare Trust of America, Inc.	99,324	3,232,996
Healthpeak Properties, Inc.	246,550	8,720,474
LTC Properties, Inc.	16,813	606,445
Medical Properties Trust, Inc.	277,761	6,321,840
Physicians Realty Trust	99,510	1,817,053
Sabra Health Care REIT, Inc.	101,943	1,387,444
Universal Health Realty Income Trust (SBI)	6,060	353,298
Ventas, Inc.	180,832	9,587,713
Welltower, Inc.	194,868	16,881,415
		53,499,064
REITs - Health Care Facilities - 0.6%
National Health Investors, Inc.	20,084	1,161,458
Omega Healthcare Investors, Inc.	111,884	3,522,108
		4,683,566
REITs - Hotels - 2.7%
Chatham Lodging Trust (a)	21,752	288,649
DiamondRock Hospitality Co. (a)	100,573	940,358
Host Hotels & Resorts, Inc. (a)	331,863	5,754,504
MGM Growth Properties LLC	74,672	2,903,247
Park Hotels & Resorts, Inc. (a)	111,468	2,028,718
Pebblebrook Hotel Trust	62,360	1,350,094
RLJ Lodging Trust	78,882	1,092,516
Ryman Hospitality Properties, Inc. (a)	24,791	2,191,524
Service Properties Trust	81,142	693,764
Summit Hotel Properties, Inc. (a)	51,721	487,212
Sunstone Hotel Investors, Inc. (a)	102,393	1,158,065
Xenia Hotels & Resorts, Inc. (a)	52,925	917,720
		19,806,371
REITs - Industrial Buildings - 0.4%
Stag Industrial, Inc.	76,045	3,249,403
REITs - Management/Investment - 10.6%
American Assets Trust, Inc.	23,558	847,381
American Tower Corp.	210,334	52,899,001
Empire State Realty Trust, Inc.	62,919	561,237
iStar Financial, Inc. (b)	33,790	725,471
LXP Industrial Trust (REIT)	124,231	1,849,800
National Retail Properties, Inc.	81,361	3,610,801
Rayonier, Inc.	66,720	2,437,949
UMH Properties, Inc.	24,269	572,748
Weyerhaeuser Co.	348,786	14,101,418
		77,605,806
REITs - Manufactured Homes - 2.3%
Equity Lifestyle Properties, Inc.	80,310	6,287,470
Sun Communities, Inc.	54,201	10,241,821
		16,529,291
REITs - Office Buildings - 0.8%
CyrusOne, Inc.	57,473	5,163,949
Office Properties Income Trust	21,338	543,692
		5,707,641
REITs - Office Property - 5.7%
Alexandria Real Estate Equities, Inc.	67,170	13,087,403
Boston Properties, Inc.	68,937	7,726,459
Brandywine Realty Trust (SBI)	79,258	1,019,258
City Office REIT, Inc.	20,801	370,882
Corporate Office Properties Trust (SBI)	51,303	1,295,914
Douglas Emmett, Inc.	81,290	2,537,874
Easterly Government Properties, Inc.	42,306	887,157
Equity Commonwealth (a)	47,125	1,227,135
Franklin Street Properties Corp.	47,437	263,275
Highwoods Properties, Inc. (SBI)	48,962	2,111,241
Hudson Pacific Properties, Inc.	69,668	1,646,255
JBG SMITH Properties	51,413	1,408,716
Kilroy Realty Corp.	49,061	3,139,904
Orion Office (REIT), Inc. (a)	26,017	432,923
Paramount Group, Inc.	74,021	643,242
Piedmont Office Realty Trust, Inc. Class A	53,722	954,103
SL Green Realty Corp.	30,975	2,246,307
Veris Residential, Inc. (a)	31,247	515,576
		41,513,624
REITs - Regional Malls - 3.4%
Simon Property Group, Inc.	152,456	22,441,523
Tanger Factory Outlet Centers, Inc.	49,865	848,204
The Macerich Co.	100,140	1,656,316
		24,946,043
REITs - Shopping Centers - 6.2%
Acadia Realty Trust (SBI)	40,607	803,613
Alexanders, Inc.	862	226,939
Brixmor Property Group, Inc.	140,331	3,558,794
Federal Realty Investment Trust (SBI)	32,739	4,173,895
Kimco Realty Corp.	271,776	6,593,286
Kite Realty Group Trust	105,275	2,198,142
Realty Income Corp.	256,290	17,789,089
Regency Centers Corp.	71,020	5,095,685
Retail Opportunity Investments Corp.	57,282	1,061,435
RPT Realty	40,829	515,262
Saul Centers, Inc.	6,681	329,908
Seritage Growth Properties (a)	22,055	228,490
SITE Centers Corp.	81,422	1,205,860
Urban Edge Properties	55,700	1,015,968
Urstadt Biddle Properties, Inc. Class A	12,743	250,910
		45,047,276
REITs - Single Tenant - 1.2%
Agree Realty Corp.	32,832	2,146,556
Essential Properties Realty Trust, Inc.	62,460	1,658,313
Four Corners Property Trust, Inc.	36,564	989,787
Getty Realty Corp.	16,309	483,888
NETSTREIT Corp.	22,962	518,941
Spirit Realty Capital, Inc.	56,764	2,694,019
		8,491,504
REITs - Storage - 7.8%
CubeSmart	93,796	4,759,209
Extra Space Storage, Inc.	61,783	12,244,773
Iron Mountain, Inc.	133,667	6,137,989
Life Storage, Inc.	36,282	4,896,256
National Storage Affiliates Trust	40,707	2,505,923
Public Storage	72,576	26,020,673
		56,564,823
REITs - Warehouse/Industrial - 10.1%
Americold Realty Trust	121,684	3,461,910
EastGroup Properties, Inc.	19,219	3,842,070
First Industrial Realty Trust, Inc.	59,093	3,591,673
Industrial Logistics Properties Trust	29,633	679,485
Monmouth Real Estate Investment Corp. Class A	38,841	815,273
Plymouth Industrial REIT, Inc.	14,874	427,628
Prologis (REIT), Inc.	341,699	53,585,232
Rexford Industrial Realty, Inc.	66,298	4,851,025
Terreno Realty Corp.	33,845	2,530,591
		73,784,887

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		688,798,993

Real Estate Management & Development - 5.3%
Diversified Real Estate Activities - 0.1%
The RMR Group, Inc.	6,264	200,511
The St. Joe Co.	16,307	791,053
		991,564
Real Estate Development - 0.3%
Forestar Group, Inc. (a)	9,758	194,672
Howard Hughes Corp. (a)	18,700	1,800,997
		1,995,669
Real Estate Operating Companies - 0.2%
FRP Holdings, Inc. (a)	1,959	110,644
Kennedy-Wilson Holdings, Inc.	50,799	1,140,946
		1,251,590
Real Estate Services - 4.7%
CBRE Group, Inc.	155,011	15,708,815
Cushman & Wakefield PLC (a)	63,028	1,322,958
Douglas Elliman, Inc. (a)	29,162	226,297
eXp World Holdings, Inc.	34,189	927,889
Jones Lang LaSalle, Inc. (a)	23,379	5,863,219
Marcus & Millichap, Inc. (a)	10,673	499,603
Newmark Group, Inc.	81,907	1,253,996
Opendoor Technologies, Inc. (a)(b)	60,720	602,950
RE/MAX Holdings, Inc.	8,039	239,241
Realogy Holdings Corp. (a)	55,085	908,903
Redfin Corp. (a)(b)	47,873	1,415,605
Zillow Group, Inc.:
Class A (a)	26,583	1,325,428
Class C (a)(b)	80,367	4,056,926
		34,351,830

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		38,590,653

TOTAL COMMON STOCKS
(Cost $541,398,338)		727,389,646

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.08% (c)	11,750,567	11,752,918
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	6,195,955	6,196,575
TOTAL MONEY MARKET FUNDS
(Cost $17,949,493)		17,949,493
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $559,347,831)		745,339,139
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(15,943,272)
NET ASSETS - 100%		$729,395,867

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	25	March 2022	$1,037,500	$(36,790)	$(36,790)
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	March 2022	1,051,880	22,257	22,257
TOTAL FUTURES CONTRACTS					$(14,533)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$--	$45,543,567	$33,790,649	$467	$--	$--	$11,752,918	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	11,396,932	40,054,129	45,254,486	5,149	--	--	6,196,575	0.0%
Total	$11,396,932	$ 85,597,696	$ 79,045,135	$5,616	$--	$--	$17,949,493

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$727,389,646	$727,389,646	$--	$--
Money Market Funds	17,949,493	17,949,493	--	--
Total Investments in Securities:	$745,339,139	$745,339,139	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$22,257	$22,257	$--	$--
Total Assets	$22,257	$22,257	$--	$--
Liabilities
Futures Contracts	$(36,790)	$(36,790)	$--	$--
Total Liabilities	$(36,790)	$(36,790)	$--	$--
Total Derivative Instruments:	$(14,533)	$(14,533)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$22,257	$(36,790)
Total Equity Risk	22,257	(36,790)
Total Value of Derivatives	$22,257	$(36,790)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,486,565) — See accompanying schedule: Unaffiliated issuers (cost $541,398,338)	$727,389,646
Fidelity Central Funds (cost $17,949,493)	17,949,493
Total Investment in Securities (cost $559,347,831)		$745,339,139
Segregated cash with brokers for derivative instruments		107,500
Receivable for investments sold		367,360
Receivable for fund shares sold		1,815,544
Dividends receivable		220,028
Distributions receivable from Fidelity Central Funds		789
Receivable for daily variation margin on futures contracts		31,215
Prepaid expenses		629
Receivable from investment adviser for expense reductions		19,858
Total assets		747,902,062
Liabilities
Payable for investments purchased	$11,942,733
Payable for fund shares redeemed	291,987
Accrued management fee	42,763
Other payables and accrued expenses	31,719
Collateral on securities loaned	6,196,993
Total liabilities		18,506,195
Net Assets		$729,395,867
Net Assets consist of:
Paid in capital		$547,457,775
Total accumulated earnings (loss)		181,938,092
Net Assets		$729,395,867
Net Asset Value, offering price and redemption price per share ($729,395,867 ÷ 57,323,422 shares)		$12.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$6,957,121
Non-Cash dividends		533,330
Income from Fidelity Central Funds (including $5,149 from security lending)		5,616
Total income		7,496,067
Expenses
Management fee	$261,762
Custodian fees and expenses	5,901
Independent trustees' fees and expenses	1,259
Registration fees	21,767
Audit	26,434
Legal	502
Interest	509
Miscellaneous	1,513
Total expenses before reductions	319,647
Expense reductions	(56,021)
Total expenses after reductions		263,626
Net investment income (loss)		7,232,441
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,538,991
Futures contracts	(7,370)
Total net realized gain (loss)		21,531,621
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13,992,172)
Futures contracts	(31,465)
Total change in net unrealized appreciation (depreciation)		(14,023,637)
Net gain (loss)		7,507,984
Net increase (decrease) in net assets resulting from operations		$14,740,425

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,232,441	$17,613,666
Net realized gain (loss)	21,531,621	30,097,842
Change in net unrealized appreciation (depreciation)	(14,023,637)	189,818,562
Net increase (decrease) in net assets resulting from operations	14,740,425	237,530,070
Distributions to shareholders	(38,757,231)	(16,700,258)
Share transactions
Proceeds from sales of shares	48,206,404	144,689,121
Reinvestment of distributions	38,748,944	16,698,031
Cost of shares redeemed	(81,368,369)	(207,219,025)
Net increase (decrease) in net assets resulting from share transactions	5,586,979	(45,831,873)
Total increase (decrease) in net assets	(18,429,827)	174,997,939
Net Assets
Beginning of period	747,825,694	572,827,755
End of period	$729,395,867	$747,825,694
Other Information
Shares
Sold	3,766,754	14,641,188
Issued in reinvestment of distributions	2,912,448	1,654,297
Redeemed	(6,149,365)	(18,761,090)
Net increase (decrease)	529,837	(2,465,605)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Real Estate Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$9.67	$11.88	$11.11	$11.08	$12.05
Income from Investment Operations
Net investment income (loss)A,B	.13	.28	.36	.37	.33	.28
Net realized and unrealized gain (loss)	.11	3.48	(2.20)	.79	.08	(.96)
Total from investment operations	.24	3.76	(1.84)	1.16	.41	(.68)
Distributions from net investment income	(.21)	(.26)	(.30)	(.37)	(.33)	(.24)
Distributions from net realized gain	(.48)	–	(.07)	(.02)	(.05)	(.05)
Total distributions	(.69)	(.26)	(.37)	(.39)	(.38)	(.29)
Net asset value, end of period	$12.72	$13.17	$9.67	$11.88	$11.11	$11.08
Total ReturnC,D	1.68%	39.72%	(16.04)%	10.79%	3.87%	(5.60)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.09%G	.09%	.16%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.07%G	.07%	.07%	.07%	.07%	.09%
Expenses net of all reductions	.07%G	.07%	.07%	.07%	.07%	.09%
Net investment income (loss)	1.93%G	2.58%	3.52%	3.31%	3.11%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$729,396	$747,826	$572,828	$104,696	$95,437	$98,222
Portfolio turnover rateH	18%G	53%	82%	9%	8%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity SAI Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$198,388,877
Gross unrealized depreciation	(13,010,195)
Net unrealized appreciation (depreciation)	$185,378,682
Tax cost	$559,945,924

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(890,875)
Long-term	(11,418,962)
Total capital loss carryforward	$(12,309,837)

Due to large redemptions in a prior period, $12,309,837 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $70,663 per year.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Real Estate Index Fund	66,656,528	83,717,558

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .07% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Real Estate Index Fund	Borrower	$5,821,100.32%		$509

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Real Estate Index Fund	$590

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Real Estate Index Fund	$503	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through November 30, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $56,021.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Small-Mid Cap Fund
Fidelity SAI Real Estate Index Fund	13%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity SAI Real Estate Index Fund	.07%
Actual		$1,000.00	$1,016.80	$.36
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index and peer group for the most recent one- and three-year periods. No performance peer group information was considered by the Board due to the fact that the peer group does not distinguish between passively-managed and actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.12% to 0.07%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2020.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.07% through November 30, 2021.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SV8-SANN-0422
1.9870988.105

Fidelity® SAI U.S. Momentum Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2022

% of fund's net assets
Microsoft Corp.	5.1
NVIDIA Corp.	4.9
Accenture PLC Class A	2.7
Costco Wholesale Corp.	2.6
Alphabet, Inc. Class A	2.5
17.8

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Information Technology	33.4
Financials	19.0
Health Care	14.6
Consumer Discretionary	8.2
Communication Services	6.4

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 5.5%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 6.4%
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (a)(b)	338,984	$5,444,083
Interactive Media & Services - 5.9%
Alphabet, Inc.:
Class A (a)	29,520	79,883,186
Class C (a)	27,724	75,242,104
Meta Platforms, Inc. Class A (a)	75,990	23,804,627
Snap, Inc. Class A (a)	189,336	6,160,993
		185,090,910
Media - 0.3%
Charter Communications, Inc. Class A (a)	6,752	4,006,232
Interpublic Group of Companies, Inc.	117,801	4,186,648
Liberty Media Corp. Liberty Formula One Group Series C (a)	17,255	1,039,269
News Corp. Class A	23,585	524,530
		9,756,679

TOTAL COMMUNICATION SERVICES		200,291,672

CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.1%
Aptiv PLC (a)	13,822	1,887,809
Automobiles - 3.4%
Ford Motor Co.	1,172,505	23,801,852
General Motors Co. (a)	64,666	3,409,838
Tesla, Inc. (a)	82,745	77,508,896
		104,720,586
Distributors - 0.2%
Pool Corp.	12,742	6,068,378
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)	1,399	2,078,326
Domino's Pizza, Inc.	7,514	3,416,240
MGM Resorts International	32,158	1,373,790
Starbucks Corp.	66,952	6,582,721
		13,451,077
Household Durables - 0.1%
Garmin Ltd.	33,038	4,110,588
Internet & Direct Marketing Retail - 0.1%
Doordash, Inc. (a)	13,371	1,517,475
eBay, Inc.	39,335	2,362,853
Etsy, Inc. (a)	5,578	876,192
		4,756,520
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	19,132	2,510,501
Target Corp.	141,339	31,155,356
		33,665,857
Specialty Retail - 2.4%
AutoZone, Inc. (a)	4,835	9,604,002
Bath & Body Works, Inc.	97,657	5,475,628
Lowe's Companies, Inc.	61,460	14,587,531
O'Reilly Automotive, Inc. (a)	6,356	4,142,523
The Home Depot, Inc.	100,326	36,817,635
Tractor Supply Co.	22,845	4,987,292
		75,614,611
Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc. (a)	4,665	1,556,990
NIKE, Inc. Class B	72,681	10,761,876
		12,318,866

TOTAL CONSUMER DISCRETIONARY		256,594,292

CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	159,562	80,599,553
Kroger Co.	72,528	3,161,496
		83,761,049
Food Products - 0.1%
Bunge Ltd.	30,145	2,980,135
Household Products - 0.6%
Procter & Gamble Co.	112,350	18,026,558
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	25,711	8,016,433

TOTAL CONSUMER STAPLES		112,784,175

ENERGY - 3.3%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	56,372	2,202,454
Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy, Inc.	93,387	10,450,005
ConocoPhillips Co.	256,989	22,774,365
Devon Energy Corp.	278,659	14,091,786
Diamondback Energy, Inc.	22,315	2,815,260
EOG Resources, Inc.	87,709	9,777,799
Exxon Mobil Corp.	323,044	24,538,422
Hess Corp.	11,213	1,034,848
Marathon Petroleum Corp.	31,035	2,226,761
Occidental Petroleum Corp.	115,330	4,344,481
ONEOK, Inc.	21,934	1,330,955
Pioneer Natural Resources Co.	32,104	7,027,245
		100,411,927

TOTAL ENERGY		102,614,381

FINANCIALS - 19.0%
Banks - 6.3%
Bank of America Corp.	1,042,826	48,115,992
Citizens Financial Group, Inc.	17,227	886,674
Fifth Third Bancorp	51,973	2,319,555
First Republic Bank	38,032	6,601,975
JPMorgan Chase & Co.	283,103	42,069,106
PNC Financial Services Group, Inc.	72,733	14,982,271
Regions Financial Corp.	35,580	816,205
Signature Bank	13,727	4,181,656
SVB Financial Group (a)	19,333	11,288,539
U.S. Bancorp	60,773	3,536,381
Wells Fargo & Co.	1,135,808	61,106,470
		195,904,824
Capital Markets - 9.0%
Ameriprise Financial, Inc.	14,575	4,435,318
BlackRock, Inc. Class A	30,320	24,951,541
Blackstone, Inc.	392,973	51,860,647
Carlyle Group LP	61,459	3,137,482
Cboe Global Markets, Inc.	17,031	2,018,684
Charles Schwab Corp.	447,276	39,226,105
Coinbase Global, Inc. (a)(b)	1,776	337,706
FactSet Research Systems, Inc.	8,557	3,610,113
Goldman Sachs Group, Inc.	98,370	34,889,872
Invesco Ltd.	53,629	1,215,233
KKR & Co. LP	204,991	14,587,160
Moody's Corp.	9,337	3,202,591
Morgan Stanley	435,174	44,622,742
MSCI, Inc.	34,213	18,342,274
NASDAQ, Inc.	45,665	8,183,625
Raymond James Financial, Inc.	57,815	6,120,874
S&P Global, Inc.	20,027	8,315,611
T. Rowe Price Group, Inc.	61,610	9,514,432
Tradeweb Markets, Inc. Class A	10,126	858,381
		279,430,391
Consumer Finance - 1.0%
Ally Financial, Inc.	58,254	2,779,881
American Express Co.	44,172	7,943,009
Capital One Financial Corp.	91,365	13,405,986
Discover Financial Services	47,904	5,544,888
Upstart Holdings, Inc. (a)(b)	3,741	407,806
		30,081,570
Diversified Financial Services - 1.2%
Apollo Global Management, Inc.	21,089	1,476,230
Berkshire Hathaway, Inc. Class B (a)	116,702	36,530,060
		38,006,290
Insurance - 1.5%
American Financial Group, Inc.	19,625	2,556,745
American International Group, Inc.	42,376	2,447,214
Aon PLC	35,205	9,732,070
Arthur J. Gallagher & Co.	39,822	6,289,487
Assurant, Inc.	3,419	521,432
Brown & Brown, Inc.	36,864	2,443,346
Hartford Financial Services Group, Inc.	31,619	2,272,458
Marsh & McLennan Companies, Inc.	140,492	21,585,191
		47,847,943

TOTAL FINANCIALS		591,271,018

HEALTH CARE - 14.6%
Biotechnology - 1.1%
Horizon Therapeutics PLC (a)	15,989	1,492,253
Moderna, Inc. (a)	198,594	33,627,922
		35,120,175
Health Care Equipment & Supplies - 1.7%
Align Technology, Inc. (a)	11,048	5,468,318
DexCom, Inc. (a)	16,092	6,927,284
Edwards Lifesciences Corp. (a)	130,986	14,303,671
IDEXX Laboratories, Inc. (a)	22,026	11,173,790
Intuitive Surgical, Inc. (a)	37,840	10,753,371
ResMed, Inc.	19,021	4,348,201
		52,974,635
Health Care Providers & Services - 0.9%
CVS Health Corp.	61,061	6,503,607
HCA Holdings, Inc.	69,924	16,785,256
Laboratory Corp. of America Holdings (a)	3,352	909,599
McKesson Corp.	7,018	1,801,661
Quest Diagnostics, Inc.	6,118	826,052
		26,826,175
Life Sciences Tools & Services - 6.2%
Agilent Technologies, Inc.	98,308	13,696,271
Avantor, Inc. (a)	171,453	6,400,340
Bio-Rad Laboratories, Inc. Class A (a)	4,784	2,869,108
Bio-Techne Corp.	15,105	5,685,673
Charles River Laboratories International, Inc. (a)	17,953	5,920,181
Danaher Corp.	208,373	59,550,920
IQVIA Holdings, Inc. (a)	45,728	11,198,787
Mettler-Toledo International, Inc. (a)	5,957	8,772,755
PerkinElmer, Inc.	37,299	6,421,769
Thermo Fisher Scientific, Inc.	88,630	51,520,619
Waters Corp. (a)	23,934	7,661,752
West Pharmaceutical Services, Inc.	31,496	12,384,857
		192,083,032
Pharmaceuticals - 4.7%
Catalent, Inc. (a)	8,512	884,652
Eli Lilly & Co.	291,563	71,546,645
Pfizer, Inc.	1,134,486	59,776,067
Zoetis, Inc. Class A	77,102	15,404,209
		147,611,573

TOTAL HEALTH CARE		454,615,590

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.1%
Textron, Inc.	59,659	4,060,392
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	30,928	3,540,637
Building Products - 1.2%
A.O. Smith Corp.	5,869	448,509
Carrier Global Corp.	253,442	12,084,115
Johnson Controls International PLC	256,636	18,649,738
Trane Technologies PLC	31,968	5,533,661
		36,716,023
Commercial Services & Supplies - 1.2%
Copart, Inc. (a)	10,287	1,329,595
Republic Services, Inc.	82,202	10,493,907
Waste Connections, Inc. (United States)	15,361	1,915,517
Waste Management, Inc.	149,357	22,469,267
		36,208,286
Electrical Equipment - 0.9%
Eaton Corp. PLC	91,470	14,491,592
Emerson Electric Co.	34,904	3,209,423
Generac Holdings, Inc. (a)	24,867	7,021,943
Plug Power, Inc. (a)(b)	25,663	561,250
Rockwell Automation, Inc.	4,620	1,336,196
		26,620,404
Industrial Conglomerates - 0.1%
General Electric Co.	44,805	4,233,176
Machinery - 0.7%
Deere & Co.	32,682	12,301,505
Dover Corp.	17,834	3,030,175
Otis Worldwide Corp.	22,299	1,905,004
Pentair PLC	23,991	1,528,227
Xylem, Inc.	33,033	3,469,126
		22,234,037
Professional Services - 1.0%
Equifax, Inc.	38,043	9,121,190
IHS Markit Ltd.	125,717	14,682,488
Jacobs Engineering Group, Inc.	7,511	977,782
Robert Half International, Inc.	44,452	5,034,634
Verisk Analytics, Inc.	12,782	2,506,934
		32,323,028
Road & Rail - 0.5%
AMERCO	3,354	2,042,418
J.B. Hunt Transport Services, Inc.	4,029	775,744
Knight-Swift Transportation Holdings, Inc. Class A	7,830	443,021
Lyft, Inc. (a)	15,089	581,228
Old Dominion Freight Lines, Inc.	38,888	11,741,454
		15,583,865
Trading Companies & Distributors - 0.2%
Fastenal Co.	24,284	1,376,417
United Rentals, Inc. (a)	13,605	4,355,233
		5,731,650

TOTAL INDUSTRIALS		187,251,498

INFORMATION TECHNOLOGY - 33.4%
Communications Equipment - 1.4%
Arista Networks, Inc. (a)	42,342	5,263,534
Cisco Systems, Inc.	436,282	24,287,819
F5, Inc. (a)	5,407	1,122,601
Juniper Networks, Inc.	33,167	1,154,875
Motorola Solutions, Inc.	58,468	13,561,068
		45,389,897
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	26,780	2,131,420
CDW Corp.	15,423	2,915,718
Keysight Technologies, Inc. (a)	65,527	11,062,268
Trimble, Inc. (a)	45,479	3,281,765
Zebra Technologies Corp. Class A (a)	16,243	8,269,636
		27,660,807
IT Services - 4.8%
Accenture PLC Class A	234,535	82,926,885
Affirm Holdings, Inc.	25,988	1,665,051
Automatic Data Processing, Inc.	43,924	9,055,811
Cloudflare, Inc. (a)(b)	145,785	14,053,674
EPAM Systems, Inc. (a)	28,940	13,779,492
Gartner, Inc. (a)	45,876	13,482,498
MongoDB, Inc. Class A (a)	10,813	4,380,454
Paychex, Inc.	71,444	8,413,245
Snowflake Computing, Inc. (a)	12,811	3,534,555
		151,291,665
Semiconductors & Semiconductor Equipment - 8.9%
Advanced Micro Devices, Inc. (a)	143,267	16,368,255
Applied Materials, Inc.	267,702	36,991,062
Broadcom, Inc.	23,775	13,929,297
Enphase Energy, Inc. (a)	5,452	765,842
Entegris, Inc.	13,553	1,624,192
KLA Corp.	33,379	12,993,443
Marvell Technology, Inc.	146,238	10,441,393
Monolithic Power Systems, Inc.	12,495	5,034,610
NVIDIA Corp.	618,316	151,400,856
NXP Semiconductors NV	33,289	6,838,892
onsemi (a)	74,966	4,422,994
Teradyne, Inc.	4,739	556,501
Texas Instruments, Inc.	41,114	7,379,552
Xilinx, Inc.	46,521	9,004,140
		277,751,029
Software - 15.1%
Adobe, Inc. (a)	111,777	59,722,451
Asana, Inc. (a)(b)	19,585	1,027,821
Bentley Systems, Inc. Class B (b)	38,355	1,540,720
Bill.Com Holdings, Inc. (a)	21,030	3,958,056
Cadence Design Systems, Inc. (a)	57,580	8,760,221
Crowdstrike Holdings, Inc. (a)	52,675	9,515,212
Datadog, Inc. Class A (a)	76,678	11,203,423
Dynatrace, Inc. (a)	47,476	2,604,533
Fortinet, Inc. (a)	84,740	25,188,118
HubSpot, Inc. (a)	15,963	7,802,714
Intuit, Inc.	124,563	69,161,114
Microsoft Corp.	510,963	158,899,270
Oracle Corp.	760,929	61,756,998
Palantir Technologies, Inc. (a)(b)	219,947	3,015,473
Palo Alto Networks, Inc. (a)	33,787	17,481,394
Paycom Software, Inc. (a)	2,487	833,891
ServiceNow, Inc. (a)	7,787	4,561,469
Synopsys, Inc. (a)	41,238	12,804,399
Tyler Technologies, Inc. (a)	4,113	1,948,739
Unity Software, Inc. (a)(b)	9,412	989,672
VMware, Inc. Class A (a)	5,364	689,167
Zscaler, Inc. (a)	23,393	6,014,574
		469,479,429
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	317,974	55,575,496
Dell Technologies, Inc. (a)	48,296	2,743,696
HP, Inc.	49,062	1,802,047
NetApp, Inc.	62,860	5,438,019
Seagate Technology Holdings PLC	45,151	4,837,930
		70,397,188

TOTAL INFORMATION TECHNOLOGY		1,041,970,015

MATERIALS - 1.9%
Chemicals - 0.8%
Albemarle Corp. U.S.	49,035	10,823,986
CF Industries Holdings, Inc.	40,043	2,757,761
Sherwin-Williams Co.	26,207	7,508,568
The Mosaic Co.	64,408	2,573,100
		23,663,415
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,932	1,919,140
Containers & Packaging - 0.1%
Avery Dennison Corp.	15,998	3,286,309
Sealed Air Corp.	14,427	979,882
		4,266,191
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	230,978	8,597,001
Nucor Corp.	146,924	14,898,094
Steel Dynamics, Inc.	74,701	4,147,400
		27,642,495

TOTAL MATERIALS		57,491,241

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Camden Property Trust (SBI)	38,976	6,239,668
Duke Realty Corp.	64,606	3,732,935
Equity Residential (SBI)	19,460	1,726,686
Essex Property Trust, Inc.	3,080	1,024,100
Extra Space Storage, Inc.	60,963	12,082,257
Invitation Homes, Inc.	28,323	1,189,000
Iron Mountain, Inc.	57,358	2,633,879
Mid-America Apartment Communities, Inc.	41,419	8,560,479
Prologis (REIT), Inc.	82,357	12,915,225
Public Storage	50,046	17,942,992
SBA Communications Corp. Class A	4,781	1,555,929
Sun Communities, Inc.	5,126	968,609
UDR, Inc.	14,717	836,514
		71,408,273
Real Estate Management & Development - 0.4%
CBRE Group, Inc.	116,006	11,756,048

TOTAL REAL ESTATE		83,164,321

UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	45,767	2,652,198
TOTAL COMMON STOCKS
(Cost $2,724,046,234)		3,090,700,401

Money Market Funds - 6.0%
Fidelity Cash Central Fund 0.08% (c)	172,298,819	172,333,278
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	14,917,918	14,919,410
TOTAL MONEY MARKET FUNDS
(Cost $187,252,688)		187,252,688
TOTAL INVESTMENT IN SECURITIES - 105.2%
(Cost $2,911,298,922)		3,277,953,089
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(160,596,287)
NET ASSETS - 100%		$3,117,356,802

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	119	March 2022	$26,800,288	$(65,898)	$(65,898)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$66,517,149	$384,316,866	$278,500,737	$5,673	$--	$--	$172,333,278	0.3%
Fidelity Securities Lending Cash Central Fund 0.08%	20,093,260	162,961,099	168,134,949	12,526	--	--	14,919,410	0.0%
Total	$86,610,409	$ 547,277,965	$ 446,635,686	$18,199	$--	$--	$187,252,688

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$200,291,672	$200,291,672	$--	$--
Consumer Discretionary	256,594,292	256,594,292	--	--
Consumer Staples	112,784,175	112,784,175	--	--
Energy	102,614,381	102,614,381	--	--
Financials	591,271,018	591,271,018	--	--
Health Care	454,615,590	454,615,590	--	--
Industrials	187,251,498	187,251,498	--	--
Information Technology	1,041,970,015	1,041,970,015	--	--
Materials	57,491,241	57,491,241	--	--
Real Estate	83,164,321	83,164,321	--	--
Utilities	2,652,198	2,652,198	--	--
Money Market Funds	187,252,688	187,252,688	--	--
Total Investments in Securities:	$3,277,953,089	$3,277,953,089	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(65,898)	$(65,898)	$--	$--
Total Liabilities	$(65,898)	$(65,898)	$--	$--
Total Derivative Instruments:	$(65,898)	$(65,898)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(65,898)
Total Equity Risk	0	(65,898)
Total Value of Derivatives	$0	$(65,898)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,941,394) — See accompanying schedule: Unaffiliated issuers (cost $2,724,046,234)	$3,090,700,401
Fidelity Central Funds (cost $187,252,688)	187,252,688
Total Investment in Securities (cost $2,911,298,922)		$3,277,953,089
Segregated cash with brokers for derivative instruments		1,198,800
Receivable for investments sold		318,306,459
Receivable for fund shares sold		15,480,385
Dividends receivable		1,607,907
Distributions receivable from Fidelity Central Funds		4,152
Receivable for daily variation margin on futures contracts		316,677
Prepaid expenses		2,144
Total assets		3,614,869,613
Liabilities
Payable for investments purchased	$479,936,852
Payable for fund shares redeemed	2,358,405
Accrued management fee	248,176
Other payables and accrued expenses	40,353
Collateral on securities loaned	14,929,025
Total liabilities		497,512,811
Net Assets		$3,117,356,802
Net Assets consist of:
Paid in capital		$2,710,861,890
Total accumulated earnings (loss)		406,494,912
Net Assets		$3,117,356,802
Net Asset Value, offering price and redemption price per share ($3,117,356,802 ÷ 202,803,367 shares)		$15.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$15,396,565
Income from Fidelity Central Funds (including $12,526 from security lending)		18,199
Total income		15,414,764
Expenses
Management fee	$1,528,215
Custodian fees and expenses	27,333
Independent trustees' fees and expenses	4,880
Registration fees	29,499
Audit	27,249
Legal	1,987
Interest	173
Miscellaneous	5,175
Total expenses before reductions	1,624,511
Expense reductions	(25)
Total expenses after reductions		1,624,486
Net investment income (loss)		13,790,278
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	132,646,219
Futures contracts	1,101,812
Total net realized gain (loss)		133,748,031
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(199,071,837)
Futures contracts	(479,542)
Total change in net unrealized appreciation (depreciation)		(199,551,379)
Net gain (loss)		(65,803,348)
Net increase (decrease) in net assets resulting from operations		$(52,013,070)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,790,278	$13,038,221
Net realized gain (loss)	133,748,031	482,054,383
Change in net unrealized appreciation (depreciation)	(199,551,379)	138,167,398
Net increase (decrease) in net assets resulting from operations	(52,013,070)	633,260,002
Distributions to shareholders	(545,772,044)	(185,281,787)
Share transactions
Proceeds from sales of shares	462,815,823	1,215,829,630
Reinvestment of distributions	528,193,833	177,412,411
Cost of shares redeemed	(184,727,299)	(730,747,824)
Net increase (decrease) in net assets resulting from share transactions	806,282,357	662,494,217
Total increase (decrease) in net assets	208,497,243	1,110,472,432
Net Assets
Beginning of period	2,908,859,559	1,798,387,127
End of period	$3,117,356,802	$2,908,859,559
Other Information
Shares
Sold	29,177,130	71,831,071
Issued in reinvestment of distributions	31,671,872	11,959,109
Redeemed	(10,768,824)	(45,349,737)
Net increase (decrease)	50,080,178	38,440,443

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Momentum Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$19.05	$15.74	$13.77	$13.31	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.08	.10	.19	.20	.15	.07
Net realized and unrealized gain (loss)	(.28)	4.66	2.07	.71D	2.29	.91
Total from investment operations	(.20)	4.76	2.26	.91	2.44	.98
Distributions from net investment income	(.10)	(.18)	(.22)	(.12)	(.06)	–
Distributions from net realized gain	(3.38)	(1.27)	(.08)	(.33)	(.04)	–
Total distributions	(3.48)	(1.45)	(.29)E	(.45)	(.11)E	–
Net asset value, end of period	$15.37	$19.05	$15.74	$13.77	$13.31	$10.98
Total ReturnF,G	(2.00)%	32.98%	16.76%	6.94%D	22.33%	9.80%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.11%J	.11%	.11%	.21%	.23%	.35%J
Expenses net of fee waivers, if any	.11%J	.11%	.11%	.15%	.15%	.15%J
Expenses net of all reductions	.11%J	.11%	.11%	.15%	.15%	.15%J
Net investment income (loss)	.90%J	.58%	1.36%	1.54%	1.19%	1.40%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,117,357	$2,908,860	$1,798,387	$3,655,491	$2,512,747	$744,177
Portfolio turnover rateK	123%J	128%	163%	161%	153%	47%L

 A For the period February 9, 2017 (commencement of operations) through July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.91%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity SAI U.S. Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$482,960,976
Gross unrealized depreciation	(118,259,709)
Net unrealized appreciation (depreciation)	$364,701,267
Tax cost	$2,913,185,924

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Momentum Index Fund	2,139,627,182	1,876,952,294

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Momentum Index Fund	Borrower	$6,592,000.32%		$173

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Momentum Index Fund	$2,376

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Momentum Index Fund	$1,283	$80	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $25.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Momentum Index Fund	57%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Momentum Index Fund	62%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity SAI U.S. Momentum Index Fund	.11%
Actual		$1,000.00	$980.00	$.55
Hypothetical-C		$1,000.00	$1,024.65	$.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Momentum Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index and peer group for the most recent one- and three-year periods. No performance peer group information was considered by the Board due to the fact that the peer group does not distinguish between passively-managed and actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2020. The Board considered that Fidelity believes the management fee is reasonable and that, when compared to a subset of the ASPG that Fidelity believes is most comparable, the total expense ratio for the fund ranks below median.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median and above the ASPG competitive median for 2020. The Board considered that, when compared to a subset of the ASPG that FMR believes is most comparable, the fund would not be above the ASPG competitive median for 2020.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.15% through November 30, 2021.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SY1-SANN-0422
1.9878818.104

Fidelity® SAI U.S. Value Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2022

% of fund's net assets
Berkshire Hathaway, Inc. Class B	4.4
Chevron Corp.	3.8
Pfizer, Inc.	3.5
Verizon Communications, Inc.	3.5
Comcast Corp. Class A	3.2
18.4

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Health Care	18.7
Financials	18.1
Information Technology	17.9
Energy	14.4
Communication Services	12.0

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	100.0%

 * Foreign investments - 2.2%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 12.0%
Diversified Telecommunication Services - 6.7%
AT&T, Inc.	4,276,845	$109,059,548
Liberty Global PLC Class A (a)	306,584	8,314,558
Lumen Technologies, Inc. (b)	551,893	6,821,397
Verizon Communications, Inc.	2,479,606	131,989,427
		256,184,930
Interactive Media & Services - 0.6%
Alphabet, Inc. Class A (a)	7,659	20,725,790
Media - 4.7%
Comcast Corp. Class A	2,443,377	122,144,416
Discovery Communications, Inc. Class A (a)	277,954	7,757,696
DISH Network Corp. Class A (a)	149,555	4,696,027
Fox Corp. Class A	273,246	11,096,520
Interpublic Group of Companies, Inc.	222,981	7,924,745
Nexstar Broadcasting Group, Inc. Class A	24,489	4,049,991
Omnicom Group, Inc.	127,289	9,592,499
ViacomCBS, Inc. Class B	369,274	12,352,215
		179,614,109

TOTAL COMMUNICATION SERVICES		456,524,829

CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.4%
BorgWarner, Inc.	143,663	6,299,623
Lear Corp.	33,385	5,585,978
The Goodyear Tire & Rubber Co. (a)	168,323	3,489,336
		15,374,937
Automobiles - 1.4%
Ford Motor Co.	2,351,000	47,725,300
Harley-Davidson, Inc. (b)	92,170	3,186,317
Thor Industries, Inc. (b)	33,261	3,146,158
		54,057,775
Household Durables - 1.7%
D.R. Horton, Inc.	195,234	17,418,777
Lennar Corp. Class A	170,457	16,382,622
Mohawk Industries, Inc. (a)	32,865	5,188,398
Newell Brands, Inc.	213,855	4,963,575
PulteGroup, Inc.	151,666	7,991,282
Toll Brothers, Inc.	68,547	4,042,217
Whirlpool Corp.	36,384	7,647,553
		63,634,424
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. (a)	2,125	6,356,874
Multiline Retail - 0.3%
Kohl's Corp.	90,156	5,383,215
Macy's, Inc.	185,482	4,748,339
		10,131,554
Specialty Retail - 0.6%
Best Buy Co., Inc.	126,182	12,527,349
Dick's Sporting Goods, Inc. (b)	38,864	4,484,906
Lithia Motors, Inc. Class A (sub. vtg.)	18,136	5,298,070
Signet Jewelers Ltd. (b)	31,776	2,736,867
		25,047,192
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.	209,172	3,367,669
PVH Corp.	42,561	4,043,721
Tapestry, Inc.	164,796	6,254,008
		13,665,398

TOTAL CONSUMER DISCRETIONARY		188,268,154

CONSUMER STAPLES - 4.0%
Beverages - 0.1%
Molson Coors Beverage Co. Class B	112,846	5,378,240
Food & Staples Retailing - 0.6%
Walgreens Boots Alliance, Inc.	430,298	21,411,628
Food Products - 1.9%
Archer Daniels Midland Co.	335,033	25,127,475
Conagra Brands, Inc.	271,974	9,453,816
The J.M. Smucker Co.	60,704	8,533,768
The Kraft Heinz Co.	425,122	15,219,368
Tyson Foods, Inc. Class A	176,539	16,045,630
		74,380,057
Tobacco - 1.4%
Altria Group, Inc.	1,031,953	52,505,769

TOTAL CONSUMER STAPLES		153,675,694

ENERGY - 14.4%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	463,750	12,725,300
Oil, Gas & Consumable Fuels - 14.1%
Antero Resources Corp. (a)	171,107	3,341,720
APA Corp.	217,577	7,225,732
Chesapeake Energy Corp. (b)	62,419	4,255,103
Chevron Corp.	1,111,411	145,961,607
ConocoPhillips Co.	789,943	70,004,749
Devon Energy Corp.	356,190	18,012,528
Diamondback Energy, Inc.	102,000	12,868,320
EOG Resources, Inc.	350,420	39,064,822
Exxon Mobil Corp.	1,548,691	117,638,568
HollyFrontier Corp.	89,542	3,148,297
Kinder Morgan, Inc.	1,167,887	20,274,518
Marathon Oil Corp.	466,279	9,078,452
Occidental Petroleum Corp.	531,424	20,018,742
Ovintiv, Inc.	156,377	6,067,428
PDC Energy, Inc.	58,331	3,457,278
Phillips 66 Co.	247,790	21,010,114
Pioneer Natural Resources Co.	126,970	27,792,463
Valero Energy Corp.	89,522	7,427,640
		536,648,081

TOTAL ENERGY		549,373,381

FINANCIALS - 18.1%
Banks - 3.3%
Citigroup, Inc.	1,188,422	77,390,041
Citizens Financial Group, Inc.	241,101	12,409,468
First Horizon National Corp. (b)	310,347	5,310,037
KeyCorp	535,278	13,414,067
Popular, Inc.	47,839	4,265,804
Regions Financial Corp.	570,998	13,098,694
		125,888,111
Capital Markets - 2.1%
Goldman Sachs Group, Inc.	203,310	72,109,991
Invesco Ltd.	204,459	4,633,041
Jefferies Financial Group, Inc.	117,665	4,311,246
		81,054,278
Consumer Finance - 2.3%
Ally Financial, Inc.	207,501	9,901,948
Capital One Financial Corp.	254,916	37,403,825
Discover Financial Services	175,533	20,317,945
OneMain Holdings, Inc.	66,875	3,454,763
SLM Corp.	175,605	3,220,596
Synchrony Financial	327,771	13,959,767
		88,258,844
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class B (a)	528,922	165,563,157
Voya Financial, Inc. (b)	66,478	4,517,845
		170,081,002
Insurance - 5.3%
AFLAC, Inc.	349,105	21,930,776
Alleghany Corp. (a)	7,749	5,145,336
Allstate Corp.	171,690	20,717,832
American International Group, Inc.	497,284	28,718,151
Arch Capital Group Ltd. (a)	231,272	10,712,519
Everest Re Group Ltd.	23,579	6,682,289
Fidelity National Financial, Inc.	170,417	8,580,496
First American Financial Corp.	65,745	4,898,660
Lincoln National Corp.	101,746	7,120,185
Markel Corp. (a)	8,187	10,092,442
MetLife, Inc.	428,220	28,716,433
Old Republic International Corp.	171,007	4,382,909
Principal Financial Group, Inc.	139,775	10,211,962
Prudential Financial, Inc.	226,386	25,257,886
Reinsurance Group of America, Inc. (b)	40,490	4,649,467
Unum Group (b)	122,462	3,108,086
		200,925,429
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	314,342	4,680,552
Annaly Capital Management, Inc.	868,419	6,860,510
New Residential Investment Corp. (b)	279,500	2,976,675
		14,517,737
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	66,169	3,019,953
MGIC Investment Corp.	195,044	2,960,768
New York Community Bancorp, Inc. (b)	278,482	3,247,100
		9,227,821

TOTAL FINANCIALS		689,953,222

HEALTH CARE - 18.7%
Biotechnology - 3.8%
AbbVie, Inc.	246,640	33,762,550
Gilead Sciences, Inc.	751,285	51,598,254
Moderna, Inc. (a)	211,265	35,773,502
Regeneron Pharmaceuticals, Inc. (a)	31,149	18,956,970
United Therapeutics Corp. (a)	25,080	5,062,900
		145,154,176
Health Care Equipment & Supplies - 0.4%
Hologic, Inc. (a)	151,823	10,664,048
Quidel Corp. (a)	22,713	2,347,616
		13,011,664
Health Care Providers & Services - 7.7%
Anthem, Inc.	137,283	60,540,430
Cardinal Health, Inc.	164,338	8,474,911
Centene Corp. (a)	349,466	27,174,476
Cigna Corp.	198,497	45,745,619
CVS Health Corp.	790,602	84,207,019
Laboratory Corp. of America Holdings (a)	57,315	15,552,998
McKesson Corp.	87,503	22,463,770
Molina Healthcare, Inc. (a)	32,716	9,503,344
Quest Diagnostics, Inc.	73,468	9,919,649
Tenet Healthcare Corp. (a)	64,158	4,755,391
Universal Health Services, Inc. Class B	42,848	5,572,811
		293,910,418
Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc. Class A (a)	12,942	7,761,706
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	1,329,369	86,262,754
Jazz Pharmaceuticals PLC (a)	36,816	5,114,111
Organon & Co.	151,856	4,845,725
Perrigo Co. PLC	80,117	3,050,054
Pfizer, Inc.	2,559,646	134,867,748
Royalty Pharma PLC	198,617	7,946,666
Viatris, Inc.	724,332	10,843,250
		252,930,308

TOTAL HEALTH CARE		712,768,272

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Huntington Ingalls Industries, Inc.	23,998	4,492,426
Air Freight & Logistics - 0.9%
FedEx Corp.	139,153	34,212,157
Building Products - 0.3%
Builders FirstSource, Inc. (a)(b)	114,701	7,798,521
Owens Corning	60,198	5,339,563
		13,138,084
Electrical Equipment - 0.1%
Atkore, Inc. (a)	27,617	2,976,560
Machinery - 0.2%
Oshkosh Corp.	41,121	4,679,981
Timken Co. (b)	38,670	2,583,156
		7,263,137
Professional Services - 0.3%
Manpower, Inc.	32,500	3,408,275
Nielsen Holdings PLC	214,985	4,054,617
Science Applications International Corp. (b)	32,651	2,678,362
		10,141,254
Road & Rail - 0.1%
Knight-Swift Transportation Holdings, Inc. Class A (b)	99,403	5,624,222
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	79,220	4,990,860
WESCO International, Inc. (a)	24,740	3,015,559
		8,006,419

TOTAL INDUSTRIALS		85,854,259

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 0.1%
Lumentum Holdings, Inc. (a)	42,866	4,350,042
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	41,721	5,173,404
Corning, Inc.	434,895	18,282,986
Flex Ltd. (a)	281,950	4,561,951
II-VI, Inc. (a)(b)	59,245	3,756,133
Jabil, Inc.	85,868	5,280,023
TD SYNNEX Corp.	24,743	2,587,376
Vontier Corp.	101,302	2,847,599
		42,489,472
IT Services - 4.9%
Amdocs Ltd.	75,850	5,756,257
DXC Technology Co. (a)	151,094	4,544,908
Fidelity National Information Services, Inc.	364,711	43,736,143
Fiserv, Inc. (a)	253,920	26,839,344
Global Payments, Inc.	173,783	26,046,596
IBM Corp.	537,114	71,742,317
Maximus, Inc.	34,618	2,676,664
The Western Union Co.	240,779	4,553,131
		185,895,360
Semiconductors & Semiconductor Equipment - 4.9%
Intel Corp.	2,435,829	118,917,172
Micron Technology, Inc.	669,974	55,118,761
MKS Instruments, Inc.	31,321	4,865,091
Qorvo, Inc. (a)	62,943	8,640,815
		187,541,839
Software - 2.3%
Microsoft Corp.	276,750	86,063,715
NCR Corp. (a)(b)	79,072	3,009,480
		89,073,195
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	672,222	117,490,961
Dell Technologies, Inc. (a)	174,201	9,896,359
Hewlett Packard Enterprise Co.	783,471	12,794,081
HP, Inc.	690,271	25,353,654
Western Digital Corp. (a)	186,650	9,657,271
		175,192,326

TOTAL INFORMATION TECHNOLOGY		684,542,234

MATERIALS - 6.9%
Chemicals - 3.5%
Celanese Corp. Class A	62,223	9,688,743
CF Industries Holdings, Inc.	128,451	8,846,420
Corteva, Inc.	436,574	20,990,478
Dow, Inc.	442,965	26,458,299
DuPont de Nemours, Inc.	295,919	22,667,395
Eastman Chemical Co.	76,881	9,143,457
Huntsman Corp. (b)	119,076	4,266,493
LyondellBasell Industries NV Class A	157,453	15,230,429
Olin Corp. (b)	85,911	4,353,110
The Chemours Co. LLC	97,607	3,192,725
The Mosaic Co.	221,851	8,862,947
		133,700,496
Containers & Packaging - 0.6%
Berry Global Group, Inc. (a)	81,037	5,463,515
International Paper Co.	231,923	11,190,285
WestRock Co.	159,910	7,381,446
		24,035,246
Metals & Mining - 2.7%
Alcoa Corp.	112,056	6,354,696
Cleveland-Cliffs, Inc. (a)	272,567	4,671,798
Freeport-McMoRan, Inc.	830,553	30,913,183
Newmont Corp.	452,097	27,654,773
Nucor Corp.	171,168	17,356,435
Reliance Steel & Aluminum Co. (b)	37,529	5,737,434
Steel Dynamics, Inc.	112,914	6,268,985
United States Steel Corp. (b)	161,850	3,353,532
		102,310,836
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	52,702	3,501,521

TOTAL MATERIALS		263,548,099

UTILITIES - 0.6%
Electric Utilities - 0.5%
NRG Energy, Inc.	146,633	5,855,056
PPL Corp.	413,310	12,267,041
		18,122,097
Gas Utilities - 0.1%
UGI Corp.	125,231	5,679,226

TOTAL UTILITIES		23,801,323

TOTAL COMMON STOCKS
(Cost $3,142,261,859)		3,808,309,467

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.08% (c)	3,437,962	3,438,650
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	42,015,945	42,020,146
TOTAL MONEY MARKET FUNDS
(Cost $45,458,796)		45,458,796
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $3,187,720,655)		3,853,768,263
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(33,058,403)
NET ASSETS - 100%		$3,820,709,860

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	55	March 2022	$12,386,688	$(205,430)	$(205,430)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$72,626,158	$182,618,293	$251,805,801	$2,723	$--	$--	$3,438,650	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	42,917,213	243,055,063	243,952,130	48,335	--	--	42,020,146	0.1%
Total	$115,543,371	$425,673,356	$495,757,931	$51,058	$--	$--	$45,458,796

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$456,524,829	$456,524,829	$--	$--
Consumer Discretionary	188,268,154	188,268,154	--	--
Consumer Staples	153,675,694	153,675,694	--	--
Energy	549,373,381	549,373,381	--	--
Financials	689,953,222	689,953,222	--	--
Health Care	712,768,272	712,768,272	--	--
Industrials	85,854,259	85,854,259	--	--
Information Technology	684,542,234	684,542,234	--	--
Materials	263,548,099	263,548,099	--	--
Utilities	23,801,323	23,801,323	--	--
Money Market Funds	45,458,796	45,458,796	--	--
Total Investments in Securities:	$3,853,768,263	$3,853,768,263	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(205,430)	$(205,430)	$--	$--
Total Liabilities	$(205,430)	$(205,430)	$--	$--
Total Derivative Instruments:	$(205,430)	$(205,430)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(205,430)
Total Equity Risk	0	(205,430)
Total Value of Derivatives	$0	$(205,430)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $41,964,225) — See accompanying schedule: Unaffiliated issuers (cost $3,142,261,859)	$3,808,309,467
Fidelity Central Funds (cost $45,458,796)	45,458,796
Total Investment in Securities (cost $3,187,720,655)		$3,853,768,263
Segregated cash with brokers for derivative instruments		594,000
Cash		13,207
Receivable for fund shares sold		643,720
Dividends receivable		8,524,484
Distributions receivable from Fidelity Central Funds		3,637
Receivable for daily variation margin on futures contracts		202,750
Prepaid expenses		2,694
Total assets		3,863,752,755
Liabilities
Payable for fund shares redeemed	$669,176
Accrued management fee	323,907
Other payables and accrued expenses	30,037
Collateral on securities loaned	42,019,775
Total liabilities		43,042,895
Net Assets		$3,820,709,860
Net Assets consist of:
Paid in capital		$3,099,275,519
Total accumulated earnings (loss)		721,434,341
Net Assets		$3,820,709,860
Net Asset Value, offering price and redemption price per share ($3,820,709,860 ÷ 304,840,288 shares)		$12.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$45,850,769
Interest		325
Income from Fidelity Central Funds (including $48,335 from security lending)		51,058
Total income		45,902,152
Expenses
Management fee	$1,857,127
Custodian fees and expenses	13,701
Independent trustees' fees and expenses	5,955
Registration fees	31,255
Audit	28,183
Legal	3,446
Interest	1,982
Miscellaneous	6,308
Total expenses		1,947,957
Net investment income (loss)		43,954,195
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	212,481,005
Futures contracts	731,969
Total net realized gain (loss)		213,212,974
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	60,867,144
Futures contracts	(575,209)
Total change in net unrealized appreciation (depreciation)		60,291,935
Net gain (loss)		273,504,909
Net increase (decrease) in net assets resulting from operations		$317,459,104

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,954,195	$78,819,407
Net realized gain (loss)	213,212,974	106,668,786
Change in net unrealized appreciation (depreciation)	60,291,935	705,275,103
Net increase (decrease) in net assets resulting from operations	317,459,104	890,763,296
Distributions to shareholders	(211,360,654)	(64,578,607)
Share transactions
Proceeds from sales of shares	150,041,454	1,195,629,628
Reinvestment of distributions	205,252,752	62,975,816
Cost of shares redeemed	(229,942,796)	(777,831,052)
Net increase (decrease) in net assets resulting from share transactions	125,351,410	480,774,392
Total increase (decrease) in net assets	231,449,860	1,306,959,081
Net Assets
Beginning of period	3,589,260,000	2,282,300,919
End of period	$3,820,709,860	$3,589,260,000
Other Information
Shares
Sold	12,236,626	107,213,421
Issued in reinvestment of distributions	17,137,513	6,773,175
Redeemed	(18,335,404)	(79,062,982)
Net increase (decrease)	11,038,735	34,923,614

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Value Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.22	$8.82	$10.06	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.15	.31	.29	.25	.14
Net realized and unrealized gain (loss)	.87	3.35	(1.27)	(.22)	.23
Total from investment operations	1.02	3.66	(.98)	.03	.37
Distributions from net investment income	(.28)	(.26)	(.26)	(.19)	(.01)
Distributions from net realized gain	(.42)	–	–	(.14)	–
Total distributions	(.71)D	(.26)	(.26)	(.33)	(.01)
Net asset value, end of period	$12.53	$12.22	$8.82	$10.06	$10.36
Total ReturnE,F	8.68%	42.39%	(10.13)%	.62%	3.67%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.10%I	.11%	.11%	.21%	.28%I
Expenses net of fee waivers, if any	.10%I	.11%	.11%	.15%	.15%I
Expenses net of all reductions	.10%I	.11%	.11%	.15%	.15%I
Net investment income (loss)	2.37%I	2.89%	3.12%	2.61%	2.20%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,820,710	$3,589,260	$2,282,301	$1,788,140	$1,958,157
Portfolio turnover rateJ	64%I	80%	82%	99%	113%I

 A For the period December 19, 2017 (commencement of operations) through July 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity SAI U.S. Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$719,241,890
Gross unrealized depreciation	(106,687,933)
Net unrealized appreciation (depreciation)	$612,553,957
Tax cost	$3,241,008,876

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Value Index Fund	1,165,925,195	1,206,151,745

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Value Index Fund	Borrower	$17,422,154.32%		$1,982

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Value Index Fund	$2,848

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Value Index Fund	$4,862	$–	$–

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Value Index Fund	69%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity SAI U.S. Value Index Fund	.10%
Actual		$1,000.00	$1,086.80	$.53
Hypothetical-C		$1,000.00	$1,024.70	$.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods. No performance peer group information was considered by the Board due to the fact that the peer group does not distinguish between passively-managed and actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2020. The Board considered that Fidelity believes the management fee is reasonable and that, when compared to a subset of the ASPG that Fidelity believes is most comparable, the total expense ratio for the fund ranks below median.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median and above the ASPG competitive median for 2020. The Board considered that, when compared to a subset of the ASPG that FMR believes is most comparable, the fund would not be above the ASPG competitive median for 2020.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.15% through November 30, 2021.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

USV-SANN-0422
1.9885516.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 24, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 24, 2022